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    As filed with the Securities and Exchange Commission on November 1, 1999

                         File Nos. 33-49570 and 811-6742

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 19

                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 20

                                  Monarch Funds

                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                            David I. Goldstein, Esq.
                            Forum Fund Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

     immediately upon filing pursuant to Rule 485, paragraph (b) on _________________ pursuant to Rule 485, paragraph (b)
     60 days after filing pursuant to Rule 485, paragraph (a)(1)
 X   on December 31, 1999 pursuant to Rule 485, paragraph (a)(1)
     75 days after filing pursuant to Rule 485, paragraph (a)(2)
     on _________________ pursuant to Rule 485, paragraph (a)(2) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Institutional and Investor Shares of Treasury Cash Fund, Universal and Institutional Shares of Government Cash Fund and Universal, Institutional and Investor Shares of Cash Fund.

All series of the Registrant that are being registered are structured as master-feeder funds. This amendment is also executed by Core Trust (Delaware).

LOGO




                                   PROSPECTUS
                                 INVESTOR SHARES

                                 JANUARY 1, 2000

                               TREASURY CASH FUND

                              GOVERNMENT CASH FUND

                                    CASH FUND

            EACH FUND SEEKS TO PROVIDE HIGH CURRENT INCOME CONSISTENT
             WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF
                                   LIQUIDITY.

           THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
            DISAPPROVED THE FUNDS' SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO
                       THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


          RISK/RETURN SUMMARY
          PERFORMANCE
          FEE TABLES
          INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
          MANAGEMENT
          YOUR ACCOUNT

                    HOW TO CONTACT THE FUNDS
                    GENERAL INFORMATION
                    BUYING SHARES
                    SELLING SHARES
                    EXCHANGE PRIVILEGES
                    RETIREMENT ACCOUNTS

          OTHER INFORMATION
          FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY

This Prospectus offers Investor Shares of Treasury Cash Fund, Government Cash Fund and Cash Fund (each a "Fund"). Investor Shares are designed for retail investors.

Each Fund also offers Universal Shares and Institutional Shares. You may obtain prospectuses describing these classes by contacting Forum Shareholder Services, LLC, the Funds' transfer agent ("Transfer Agent").

INVESTMENT OBJECTIVES

Each Fund seeks to provide high current income consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT POLICIES

          [Margin callout: Definitions
          MONEY MARKET SECURITY means a high quality, short-term, U.S. dollar denominated debt security
          TREASURY SECURITY means a security that is issued or guaranteed by the U.S. Treasury
          GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities
          REPURCHASE AGREEMENT means a transaction in which a Fund purchases securities and simultaneously commits to resell the securities to the other party at an agreed-upon date and at a price reflecting a market rate of interest

Each Fund is a money market mutual fund. As such, each Fund o seeks to maintain a stable net asset value of $1.00 per share, o invests in a diversified portfolio of Money Market Securities and o maintains a dollar weighted average maturity of its investments of 90 days or less.

Each Fund invests substantially all of its assets in another mutual fund (a "Portfolio"). Each Fund and its corresponding Portfolio have the same investment objective and substantially similar investment policies.

The Portfolios in which the Funds invest and their primary investments are:


           FUND                       PORTFOLIO                                PRIMARY INVESTMENT
Treasury Cash Fund             Treasury Cash Portfolio       Treasury Securities and related repurchase agreements
Government Cash Fund          Government Cash Portfolio     Government Securities and related repurchase agreements
Cash Fund                           Cash Portfolio                A broad spectrum of Money Market Securities


PRINCIPAL RISKS OF INVESTING IN THE FUNDS

         [Margin callout:  Money Market Fund Disclosure
         An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although each Fund seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

There is no assurance that any Fund will achieve its investment objective.

The principal risks of investing in a Fund are
o    changes in interest rates,
o    the lowering of the credit rating or credit quality of a security,
o the default of an issuer of a security or repurchase agreement counterparty and
o the potential for the Fund's investment adviser to make poor investment decisions.

These risks can result in a decrease in the value of a security or all the securities owned by a Fund and, therefore, a change in the Fund's $1.00 per share value. These risks also can result in lower investment performance.

PERFORMANCE

The following charts and tables provide some indication of the risks of investing in the Fund's Investor Shares by showing changes in the performance of the shares from year to year and their returns. Because Investor Shares of Government Cash has yet to commence operations, the information is for the Fund's Universal Shares. The returns for Universal Shares are similar to that of Investor Shares. The returns of the classes differ only to the extent that the classes have different expenses. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

TREASURY CASH FUND

The following chart shows the annual total returns for each full calendar year that Investor Shares have operated.


                       [EDGAR representation of bar chart]

                             PAST PERFORMANCE CHART
                              ANNUAL TOTAL RETURN

                                   1996 4.99%
                                   1997 5.05%
                                   1998 4.96%

         The calendar year-to-date total return as of September 30, 1999 was 3.01%.

During the periods shown in the chart, the highest quarterly return was 1.18% (for the quarter ended December 31, 1997) and the lowest return was 1.03% (for the quarter ended December 31, 1998).

The following table lists Investor Shares' average annual total return as of December 31, 1998.

 ................................................................................
Year(s)                                              Treasury Cash Fund
 ................................................................................
 ................................................................................
1 Year                                                     4.57%
Since Inception (10/25/95)                                 4.63%

GOVERNMENT CASH FUND

The following chart shows the annual total returns for each full calendar year that Universal Shares have operated.

                       [EDGAR representation of bar chart]

                             PAST PERFORMANCE CHART
                              ANNUAL TOTAL RETURN

                                   1993 3.24%
                                   1994 4.29%
                                   1995 6.01%
                                   1996 5.44%
                                   1997 5.56%
                                   1998 5.49%

         The calendar year-to-date total return as of September 30, 1999 was 3.65%.

During the periods shown in the chart, the highest quarterly return was 1.51% (for the quarter ended June 30, 1995) and the lowest return was 0.78% (for the quarter ended March 31, 1994).

The following table lists Universal Shares' average annual total return as of December 31, 1998.

 ................................................................................
Year(s)                                                 Government Cash Fund
 ................................................................................
 ................................................................................
1 Year                                                         5.49%
5 Years                                                        5.35%
Since Inception (10/29/92)                                     4.95%

CASH FUND

The following chart shows the annual total returns for each full calendar year that Investor Shares have operated.

                       [EDGAR representation of bar chart]

                             PAST PERFORMANCE CHART
                              ANNUAL TOTAL RETURN

                                   1996 4.78%
                                   1997 4.90%
                                   1998 4.87%

         The calendar year-to-date total return as of September 30, 1999 was 3.21%%.

During the periods shown in the chart, the highest quarterly return was 1.24% (for the quarter ended December 31, 1997) and the lowest return was 1.14% (for the quarter ended December 31, 1998).

The following table lists Investor Shares' average annual total return as of December 31, 1998.

 ................................................................................
Year(s)                                                         Cash Fund
 ................................................................................
 ................................................................................
1 Year                                                            4.87%
Since Inception (6/16/95)                                         4.92%

FEE TABLES

The following tables describe the various fees and expenses that you will pay if you invest in Investor Shares of a Fund. Expenses for Investor Shares of Government Cash Fund are estimated for its fiscal year ending August 31, 1999 and expenses for each other Fund are based on amounts incurred during the Fund's last fiscal year ended August 31, 1999. Expenses are stated as a percentage of assets. There are no charges to purchase or redeem Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(1)

 ................................................................................
                                        TREASURY CASH  GOVERNMENT CASH  CASH
                                            FUND            FUND        FUND
 ................................................................................
 ................................................................................
Management Fees(2)                          0.13%                       0.13%
Distribution (12b-1) Fees                   0.25%                       0.25%
Other Expenses                              0.51%                       0.46%
Total Annual Fund Operating Expenses(3)     0.89%                       0.85%

(1) EACH CLASS'S EXPENSES INCLUDE ITS PRO-RATA SHARE OF THE EXPENSES OF ITS CORRESPONDING PORTFOLIO.
(2)  INCLUDES ALL ADVISORY AND ADMINISTRATION FEES.
(3) DURING EACH FUND'S LAST FISCAL YEAR, CERTAIN SERVICE PROVIDERS VOLUNTARILY WAIVED A PORTION OF THEIR FEES. ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES FOR INVESTOR SHARES WERE 0.83% FOR TREASURY CASH FUND AND 0.83% FOR CASH FUND. INCLUDING FEE WAIVERS, THE ESTIMATED ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES WOULD HAVE BEEN 0.83% FOR GOVERNMENT CASH FUND.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Investor Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Investor Shares of a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the operating expenses of a Fund's Investor Shares remain the same as stated in the above table, and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

 ................................................................................
                       ONE YEAR   THREE YEARS    FIVE YEAR    TEN YEARS
 ................................................................................
 ................................................................................
Treasury Cash Fund       $91         $284           $493        $1,097
Government Cash Fund      $            $             $            $
Cash Fund                $86         $270           $469        $1,043

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

INVESTMENT OBJECTIVES

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT STRATEGIES

The investment adviser for the Portfolios (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates in combination with the stated objective of a Portfolio to determine an appropriate maturity profile for the Portfolio's investments. The Adviser searches for securities that satisfy the maturity profile of a Portfolio and that provide the greatest potential return relative to the risk of the security.

The Adviser may sell a Money Market Security if
o    revised   economic   forecasts  or  interest   rate   outlook   requires  a
     repositioning of the Portfolio,
o the security subsequently fails to meet the Adviser's investment criteria or
o    funds are needed for another purpose.

PRIMARY INVESTMENTS

Each Portfolio invests only in Money Market Securities that have remaining maturities of 397 days or less and maintains a dollar weighted average maturity of its investments of 90 days or less. All Money Market Securities will be rated in one of the two highest short-term rating categories (by companies such as Standard & Poor's) or unrated and determined by the Adviser to be of comparable quality. The Portfolios' primary investments are:

TREASURY CASH PORTFOLIO Treasury Securities and repurchase agreements backed by Treasury Securities.

GOVERNMENT CASH PORTFOLIO Government Securities and in repurchase agreements backed by Government Securities. The Government Securities in which the Portfolio invests include Treasury Securities and securities supported primarily by the creditworthiness of the issuer, such as securities of the Federal
National Mortgage Association, Federal Home Loan Banks and Student Loan Marketing Association.

CASH PORTFOLIO A broad array of Money Market Securities including (1)securities issued by financial institutions, such as certificates of deposits, bank notes, bankers' acceptances and time deposits of banks and their foreign branches, (2) securities issued by domestic companies, such as commercial paper, (3)Government securities and (4)repurchase agreements.

OTHER INVESTMENT POLICIES

The Funds and Portfolios operate in accordance with "Rule 2a-7" under the Investment Company Act of 1940 ("1940 Act"). All restrictions relating to maturity, credit and diversification are interpreted in accordance with that rule.

A Portfolio may from time to time take temporary defensive positions in response to adverse market, economic, political or other conditions. For instance, the Portfolios may hold cash in any amount. Each Portfolio may invest in other money market mutual funds that have substantially similar policies.

Securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Portfolios limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

INVESTMENT RISKS

There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program. The principal risks of investing in a Fund are:

INTEREST RATE RISK Interest rates affect the value of the Portfolio's investments. Increases in interest rates may cause a decline in value. In addition, those increases will result in the Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or credit quality otherwise falls. In the worst case, an issuer of a security or a repurchase agreement counterparty may be unable to make timely payments of interest or principal.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

These risks can result in a decrease in the value of a security or all the securities owned by a Fund and, therefore, a change in the Fund's $1.00 per share value. These risks also can result in lower investment performance. Other risks, such as Year 2000 risk, are described in the Statement of Additional Information ("SAI").

MANAGEMENT

Each Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees. The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the SAI.

THE ADVISER

Each Portfolio's Adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser concentrates on two other money market funds and fixed income investment management and, in addition to the Portfolios, advises five taxable and tax-free bond funds. The Adviser is a privately owned company controlled by John Y. Keffer, who is Chairman of the Board of the Trust.

The Adviser makes investment decisions for each Portfolio. During the Funds' last fiscal year, the Adviser received advisory fees at the following annual rates as a percentage of average net assets:

 ................................................................................
                      Portfolio                           Advisory Fee
 ................................................................................
 ................................................................................
Treasury Cash Portfolio                                      0.030%
Government Cash Portfolio                                    0.030%
Cash Portfolio                                               0.030%

Since their inception, Anthony R. Fischer, Jr., has been the portfolio manager responsible for the day to day management of the Portfolios. Mr. Fischer has over 25 years of experience in the money market industry.

OTHER SERVICE PROVIDERS

The Forum Financial Group ("Forum") of companies provides services to each Fund. As of September 30, 1999, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $__ billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor acts as the representative of the Trust in connection with the offering of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Funds' shares.

The Trust has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Fund to pay fees for the distribution of Investor Shares and the servicing of shareholder accounts. Because these fees are paid out of the assets of the Investor Shares on an on-going basis, over time, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

Forum Administrative Services, LLC ("FAdS") provides administrative services to each Fund, Forum Accounting Services, LLC is each Fund's fund accountant, and Forum Shareholder Services, LLC is each Fund's Transfer Agent.

The Trust has adopted a shareholder servicing plan that allows the Trust to pay FAdS a fee for providing service activities for Investor Shares that are not otherwise provided by the Transfer Agent. FAdS may pay this fee to various financial institutions that provide shareholder servicing to their customers invested in Investor Shares.

FUND EXPENSES

Each Fund and each class of the Fund pays for all of its expenses. Each Fund's and each class' expenses include its own expenses as well as Trust expenses that are allocated among the Funds, their classes and the other funds of the Trust. The Adviser or other service providers may voluntarily waive all or any portion of their fees and/or reimburse certain expenses of a Fund or class. Any fee waiver or expense reimbursement increases a Fund's or class's performance for the period during which the waiver is in effect.

Certain service providers of each Fund have undertaken to waive a portion of their fees and/or reimburse certain expenses in order to limit the average daily net expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) of Investor Shares to 0.83% for Treasury Cash Fund and 0.83% for Cash Fund.

YOUR ACCOUNT
[Margin call out: HOW TO CONTACT THE FUNDS

Write to us at:
         Forum Shareholder Services, LLC
         Attn: (Name of Your Fund)
         P.O. Box 446
         Portland, Maine 04112

Telephone us at:
         (XXX) XXX-XXXX

Wire investments to us at:
         Imperial Bank
         ABA #122201444
                  For Credit to:
                  Forum Shareholder Services, LLC
                  Account # 09075-933
                  Re: (Name of Your Fund)
                  (Your Name)
                  (Your Account Number)]

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form. For instance, if the Transfer Agent receives your purchase or redemption request in proper form after 3:00 p.m., Pacific time, your order will be priced at the next day's NAV. A Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions. On days that the New York Stock Exchange or San Francisco Federal Reserve Bank closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

You may either contact the Trust or Imperial Securities Corp. for an account application or for further information regarding the Funds. Imperial Securities Corp. is located at 9920 South La Cienega Boulevard, 14th Floor, Inglewood, CA 90301.

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

 ................................................................................
                  TIMES INDICATED ARE PACIFIC TIME
 ................................................................................
                Order must be            Payment must be
                 received by                received by
Each Fund        11:00 a.m.                  1:00 p.m.

The Funds only issue share certificates to shareholders of record upon written request.

If you purchase shares directly from a Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. The time at which NAV is calculated may change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees (other than sales charges) charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

         CHECKS For individual, Uniform Gift to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, the check must be made payable to "Forum Funds" or to one or more owners of the account and endorsed to "Forum Funds." For all other accounts, the check must be made payable on its face to "Forum Funds." No other method of check payment is acceptable (for instance, you may not pay by travelers check).

         WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

Minimum Investments Each Fund accepts payments in the following minimum amounts:

 ................................................................................
                    Minimum Initial   Minimum Additional
                       Investment         Investment
 ................................................................................
All Accounts            $5,000              $100
Exchanges               $5,000              $100

ACCOUNT REQUIREMENTS

                      TYPE OF ACCOUNT                                              REQUIREMENT
 ...........................................................................................................................
Individual, Sole Proprietorship and Joint Accounts:         o     Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole          required to sign exactly as their names appear on
proprietorship accounts.  Joint accounts can have two or          the account
more owners (tenants)
 ...........................................................................................................................
Gifts or Transfers to a Minor (UGMA, UTMA):                 o     Depending on state laws, you can set up a
These custodial accounts provide a way to give money to a         custodial account under the Uniform Gift to Minors
child and obtain tax benefits.  An individual can give up         Act or the Uniform Transfers to Minors Act
to $10,000 a year per child without paying Federal gift tax o     The trustee must sign instructions in a manner
indicating trustee capacity
 ............................................................................................................................
Business Entities                                           o     For entities with officers, provide an
                                                                  original or certified copy of a resolution that
                                                                  identifies the authorized signers for the account
                                                            o     For entities with partners or other interested parties,
                                                                  provide   a   certified    partnership   agreement   or
                                                                  organizational  document,  or certified  pages from the
                                                                  partnership agreement or organizational  document, that
                                                                  identify the partners or interested parties
 .............................................................................................................................
Trusts                                                       o    The trust must be established before an
                                                                  account can be opened
                                                             o    Provide a certified trust document, or the
                                                                  pages from the trust document, that identify the
                                                                  trustees

INVESTMENT PROCEDURES

                    TO OPEN AN ACCOUNT                                        TO ADD TO YOUR ACCOUNT
 .......................................................................................................................
BY CHECK                                                     BY CHECK
o         Call or write us for an account application         o         Fill out an investment slip from a
o         Complete the application                                      confirmation or write us a letter
o         Mail us your application and a check                o         Write your account number on your check
                                                              o         Mail us the slip (or your letter) and the check
 .......................................................................................................................
BY WIRE                                                      BY WIRE
o         Call or write us for an account application         o         Call to notify us of your incoming wire
o         Complete the application                            o         Instruct your bank to wire your money to us
o         Call us and we will assign you an account number
o         Mail us your application
o         Instruct your bank to wire your money to us


LIMITATIONS ON PURCHASES Each Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect a Fund or its operations. This includes requests from any individual or group who, in a Fund's view, is likely to engage in excessive trading (usually defined as more than four redemptions or exchanges out of a Fund within a calendar year).

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value, subject to collection. If a Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund or the Transfer Agent, and a Fund may redeem shares you own in the account (or another identically registered account maintained with the Transfer Agent) as reimbursement. Each Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES

Each Fund processes redemption orders promptly. Generally, a Fund will send redemption proceeds to you within a week of receiving your request in proper form. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. Each Fund may delay sending redemption proceeds until it has collected payment for the shares you are selling, which may take up to 15 calendar days. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                        TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
o         Prepare a written request including:
     o         Your name(s) and signature(s)
     o         Your account number
     o         The Fund name
     o         The dollar amount or number of shares you want to sell
     o         How and where to send the  redemption  proceeds
o         Obtain a signature  guarantee (if required)
o         Obtain other  documentation  (if required)
o         Mail us your request and  documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges - See "By Telephone") or
o         Mail us your request (See "By Mail")
BY CHECK
o         Submit  a  redemption  draft  or check  provided  to you by the  Trust
          (unless  you  declined  check  writing   privileges  on  your  account
          application)
o Checks will be paid by the Trust by deducting Fund shares from your shareholder account in the amount of the check
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o         Provide the following information:
     o         Your account number
     o         Exact name(s) in which the account is registered
     o         Additional form of identification
o         Redemption proceeds will be:
     o         Mailed to you or
     o Wired to you (unless you declined wire redemption privileges - See "By Wire")

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 11:00 A.M., Pacific time, the Transfer Agent will wire proceeds to you on the next Fund business day.

CHECK WRITING PRIVILEGES You may use the redemption drafts or checks provided by the Trust to pay for obligations unless you have an IRA account or you declined check writing privileges on your account application. When you present the check for payment, the Trust will deducted Fund shares from your shareholder account in an amount equal to the amount of the check. The Trust will charge a $10.00 fee for all checks less then $500.00.
The Trust will deduct this fee directly from your shareholder account.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. For requests made in writing, a signature guarantee is required for any of the following:

o         Sales of over $50,000 worth of shares
o         Changes to a shareholder's record name or address
o Redemptions from an account for which the address or account registration has changed within the last 30 days
o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record
o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
o Changes to systematic investment or withdrawal, distribution, telephone redemption or exchange option or any other election in connection with your account

SMALL ACCOUNTS If the value of your account falls below $5,000, a Fund may ask you to increase your balance. If the account value is still below $5,000 after 60 days, a Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below this amount solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect a Fund's operations (for example, if the redemption represents more than 1% of the Fund's assets).

LOST ACCOUNTS The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGES

You may exchange your Investor Shares of a Fund for Investor Shares of another Fund by telephone or in writing. Because exchanges are a sale and purchase of shares, they may have tax consequences.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

                                 HOW TO EXCHANGE
BY MAIL
o         Prepare a written request including:
     o         Your name(s) and signature(s)
     o         Your account numbers
     o The names of the funds from which you are selling and into which you are exchanging
     o The dollar amount or number of shares you want to sell (and exchange
o Open a new account and complete an account application if you are requesting different shareholder privileges
o         Mail us request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o         Provide the following information:
     o         Your account number
     o         Exact name(s) in which account is registered
     o         Additional form of identification

RETIREMENT ACCOUNTS

Each Fund offers IRA accounts, including traditional and Roth IRAs. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year for which the contribution is made.

OTHER INFORMATION

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway(R)" structure. Each Fund invests substantially all of its assets in its corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"), another mutual fund. Each Fund invests in its corresponding Portfolio to enhance its investment opportunities and to reduce its operating expenses by sharing the costs of managing a large pool of assets. A Fund may withdraw its entire investment from a Portfolio at anytime that the Board of Trustees of Forum Funds (the "Board") decides it is in the Fund's best interest to do so.

The Board of Trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional Information about the Core Trust Board and Core Trust's executive officers, is in the SAI.

CLASSES OF SHARES

This Prospectus offers Investors Shares of each Fund. Investor Shares are designed for retail investors.

Each Fund also offers Universal Shares and Institutional Shares. You may obtain prospectuses describing these classes by contacting the Transfer Agent.
Universal Shares are sold to institutional investors and Institutional Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts.

Each class has different fees and investment minimums.

DISTRIBUTIONS

Each Fund declares distributions daily and pays investment income monthly and net capital gain at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

GENERAL

Each Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise tax.

Generally, a Fund's distribution of net income (including short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain is taxable to you as long-term capital gain regardless of how long you have held Fund shares.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware business trust. No Fund expects to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series are entitled to vote at shareholders' meetings unless a matter relates only to a specific series or class (such as approval of an advisory agreement for a Fund or a distribution plan). From time to time, large shareholders may control Investors Shares of a Fund, the Fund or the Trust.

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the performance of Investor Shares of Treasury Cash Fund and Cash Fund. As of August 31, 1999,
Investor Shares of Government Cash Fund had yet to commence operation. Also included is data for Institutional Shares of Treasury Cash Fund and Universal Shares of Government Cash Fund and Cash Fund. Data for Institutional Shares of Government Cash Fund is included in the table since Investor Shares had not commenced operations as of August 31, 1999. Total return in the table represents the rate an investor would have earned (or lost) on an investment in a Fund Investor Shares (assuming the reinvestment of all distributions). Prior to September 1, 1995, each Fund invested directly in securities and not in its corresponding Portfolio. This information has been audited by ________________. Each Fund's financial statements and the auditor's report are included in the Annual Report dated August 31, 1999, which is available upon request, without charge.


                                                                       RATIOS TO AVERAGE
                                                                              NET
                                                                             ASSETS
 .............................................................................................................................
 .............................................................................................................................
                                                                                                          Net
                                                                                                       Assets at   Ratio of
                           Beginning          Distributions  Ending                                     End of    Average
                           Net Asset     Net     From Net   Net Asset               Net                 Period       Net
                           Value Per  InvestmentInvestment  Value per    Net     Investment  Total      (000's      Assets
                             Share     Income     Income      Share    Expense    Income     Return    Omitted)     Gross
                                                                                                                  Expenses(a)
 .............................................................................................................................
Treasury Cash Fund(c)
 Investor Shares
Year Ended August 31, 1999
Year Ended August 31, 1998   $ 1.00     $0.05     $(0.05)    $ 1.00   0.82%       4.62%    4.72%       $57,957      0.91%
Year Ended August 31, 1997     1.00      0.05      (0.05)      1.00   0.83%       4.55%    4.58%        30,118      0.97%
Oct. 25, 1995 to Aug. 31,      1.00      0.04      (0.04)      1.00   0.83%(b)    4.50%(b) 4.00%         3,980      1.33%(b)
1996
 Institutional Shares
Year Ended August 31, 1996     1.00      0.05      (0.05)      1.00   0.45%       5.01%    5.15%        79,259      0.69%
Year Ended August 31, 1995     1.00      0.05      (0.05)      1.00   0.42%       5.18%    5.28%        28,530      0.86%
Government Cash Fund(c)
 Universal Shares
Year Ended August 31, 1999
Year Ended August 31, 1998     1.00     0.05       (0.05)      1.00   0.18%       5.48%    5.63%       253,644      0.26%
Year Ended August 31, 1997     1.00     0.05       (0.05)      1.00   0.17%       5.35%    5.49%       230,410      0.26%
Year Ended August 31, 1996     1.00     0.05       (0.05)      1.00   0.19%       5.43%    5.59%       248,986      0.28%
Year Ended August 31, 1995     1.00     0.06       (0.06)      1.00   0.24%       5.46%    5.78%       182,546      0.52%
Cash Fund(c)
 Investor Shares
Year Ended August 31, 1999
Year Ended August 31, 1998     1.00     0.05       (0.05)     1.00    0.83%       4.86%    4.97%       181,754      0.86%
Year Ended August 31, 1997     1.00     0.05       (0.05)     1.00    0.83%       4.72%    4.81%        76,480      0.85%
Year Ended August 31, 1996     1.00     0.05       (0.05)     1.00    0.83%       4.68%    4.95%        32,731      0.96%
June 16 to Aug. 31, 1995       1.00     0.01       (0.01)     1.00    0.84%(b)    5.32%(b) 5.14%(b)      4,665      3.76%(b)

 Universal Shares
Year Ended August 31, 1995     1.00     0.06       (0.06)      1.00   0.27%       5.59%    5.75%        26,525      0.56%


(a) During each period, various fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements for the Fund and its respective Portfolio.

(b)  Annualized.

MONARCH FUNDS

Investor Shares

TREASURY CASH FUND
GOVERNMENT CASH FUND
CASH FUND

FOR MORE INFORMATION

            The following documents are available free upon request:


                           ANNUAL/SEMI-ANNUAL REPORTS
 Additional information about each Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
 The SAI provides more detailed information about each Fund and is incorporated by reference into this Prospectus.

                   You can get a free copy of both reports and
                     the SAI, request other information and
                    discuss your questions about each Fund by
                            contacting the Funds at:

                                  Monarch Funds
                                  P.O. Box 446
                              Portland, Maine 04112
                                 (XXX) XXX-XXXX

       You can also review the Funds' reports (when available) and SAIs at the Public Reference Room of the Securities and Exchange Commission.
           You can get copies, for a fee, by writing to the following:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-6009

      The scheduled hours of operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Free copies of the reports and SAIs are available from the Commission's Internet website at
                               http://www.sec.gov.

                    Investment Company Act File No. 811-6742

[LOGO]




                                   PROSPECTUS
                              INSTITUTIONAL SHARES

                                 JANUARY 1, 2000

                               TREASURY CASH FUND

                              GOVERNMENT CASH FUND

                                    CASH FUND


            EACH FUND SEEKS TO PROVIDE HIGH CURRENT INCOME CONSISTENT
             WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF
                                   LIQUIDITY.

           THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
            DISAPPROVED THE FUNDS' SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO
                       THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


          RISK/RETURN SUMMARY
          PERFORMANCE
          FEE TABLES
          INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
          MANAGEMENT
          YOUR ACCOUNT

                    HOW TO CONTACT THE FUNDS
                    GENERAL INFORMATION
                    BUYING SHARES
                    SELLING SHARES
                    EXCHANGE PRIVILEGES
                    RETIREMENT ACCOUNTS

          OTHER INFORMATION
          FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY

This Prospectus offers Institutional Shares of Treasury Cash Fund, Government Cash Fund and Cash Fund (each a "Fund"). Institutional Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts.

Each Fund also offers Investor and Universal Shares. You may obtain prospectuses describing these classes by contacting Forum Shareholder Services, LLC, the Funds' transfer agent ("Transfer Agent").

INVESTMENT OBJECTIVES

Each Fund seeks to provide high current income consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT POLICIES

          [Margin callout: Definitions
          MONEY MARKET SECURITY means a high quality, short-term, U.S. dollar denominated debt security
          TREASURY SECURITY means a security that is issued or guaranteed by the U.S. Treasury
          GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities
          REPURCHASE AGREEMENT means a transaction in which a Fund purchases securities and simultaneously commits to resell the securities to the other party at an agreed-upon date and at a price reflecting a market rate of interest]

Each Fund is a money market mutual fund. As such, each Fund
o    seeks to maintain a stable net asset value of $1.00 per share,
o    invests in a diversified portfolio of Money Market Securities and
o maintains a dollar weighted average maturity of its investments of 90 days or less.

Each Fund invests substantially all of its assets in another mutual fund (a "Portfolio"). Each Fund and its corresponding Portfolio have the same investment objective and substantially similar investment policies.

The Portfolios in which the Funds invest and their primary investments are:


           FUND                       PORTFOLIO                                PRIMARY INVESTMENT
Treasury Cash Fund             Treasury Cash Portfolio       Treasury Securities and related repurchase agreements
Government Cash Fund          Government Cash Portfolio     Government Securities and related repurchase agreements
Cash Fund                           Cash Portfolio                A broad spectrum of Money Market Securities

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

         [Margin callout:  Money Market Fund Disclosure
         An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although each Fund seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.]

There is no assurance that any Fund will achieve its investment objective.

The principal risks of investing in a Fund are
o    changes in interest rates,
o    the lowering of the credit rating or credit quality of a security,
o the default of an issuer of a security or repurchase agreement counterparty and
o the potential for the Fund's investment adviser to make poor investment decisions.

These risks can result in a decrease in the value of a security or all the securities owned by a Fund and, therefore, a change in the Fund's $1.00 per share value. These risks also can result in lower investment performance.

PERFORMANCE

The following charts and tables provide some indication of the risks of investing in the Fund's Institutional Shares by showing changes in the performance of the shares from year to year and their returns. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

TREASURY CASH FUND

The following chart shows the annual total returns for each full calendar year that Institutional Shares have operated.

                       [EDGAR representation of bar chart]

                             PAST PERFORMANCE CHART
                              ANNUAL TOTAL RETURN

                                   1994 3.75%
                                   1995 5.54%
                                   1996 4.99%
                                   1997 5.05%
                                   1998 4.96%

         The calendar year-to-date total return as of September 30, 1999 was 3.31%.

During the periods shown in the chart, the highest quarterly return was 1.39% (for the quarter ended June 30, 1995) and the lowest return was 0.67% (for the quarter ended March 31, 1994).

The following table lists Institutional Shares' average annual total return as of December 31, 1998.

 ................................................................................
YEAR(S)                                               TREASURY CASH FUND
 ................................................................................
 ................................................................................
1 Year                                                      4.96%
5 Years                                                     4.86%
Since Inception (7/12/93)                                   4.67%

GOVERNMENT CASH FUND

The following chart shows the annual total returns for each full calendar year that Institutional Shares have operated.

                       [EDGAR representation of bar chart]

                             PAST PERFORMANCE CHART
                              ANNUAL TOTAL RETURN

                                   1993 3.11%
                                   1994 4.01%
                                   1995 5.65%
                                   1996 5.03%
                                   1997 5.15%
                                   1998 5.08%

         The calendar year-to-date total return as of September 30, 1999 was 3.36%.

During the periods shown in the chart, the highest quarterly return was 1.42% (for the quarter ended June 30, 1995) and the lowest return was 0.71% (for the quarter ended March 31, 1994).

The following table lists Institutional Shares' average annual total return as of December 31, 1998.

 ................................................................................
YEAR(S)                                              GOVERNMENT CASH FUND
 ................................................................................
 ................................................................................
1 Year                                                      5.08%
5 Years                                                     4.98%
Since Inception (7/15/93)                                   4.62%

CASH FUND

The following chart shows the annual total returns for each full calendar year that Investor Shares have operated.

                       [EDGAR representation of bar chart]

                             PAST PERFORMANCE CHART
                              ANNUAL TOTAL RETURN

                                   1993 3.19%
                                   1994 4.03%
                                   1995 5.67%
                                   1996 5.05%
                                   1997 5.17%
                                   1998 5.14%

         The calendar year-to-date total return as of September 30, 1999 was 3.41%.

During the periods shown in the chart, the highest quarterly return was 1.43% (for the quarter ended June 30, 1995) and the lowest return was 0.73% (for the quarter ended March 31, 1994).

The following table lists Investor Shares' average annual total return as of December 31, 1998.

 ................................................................................
YEAR(S)                                                       CASH FUND
 ................................................................................
 ................................................................................
1 Year                                                          5.14%
5 Years                                                         5.01%
Since Inception (6/16/95)                                       4.69%

FEE TABLES

The following tables describe the various fees and expenses that you will pay if you invest in Institutional Shares of a Fund. Expenses for the Institutional Shares of each Fund are based on amounts incurred during the Fund's last fiscal year ended August 31, 1999. Expenses are stated as a percentage of assets. There are no charges to purchase or redeem Fund shares.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(1)

 ................................................................................
                                       TREASURY CASH  GOVERNMENT CASH    CASH
                                           FUND            FUND          FUND
 ................................................................................
 ................................................................................
Management Fees(2)                         0.14%           0.13%         0.13%
Distribution (12b-1) Fees                  None            None          None
Other Expenses                             0.48%           0.44%         0.47%
Total Annual Fund Operating Expenses(3)    0.62%           0.59%         0.60%

(1) EACH FUND'S EXPENSES INCLUDE ITS PRO-RATA SHARE OF THE EXPENSES OF ITS CORRESPONDING PORTFOLIO.
(2)  INCLUDES ALL ADVISORY AND ADMINISTRATION FEES.
(3) DURING EACH FUND'S LAST FISCAL YEAR, CERTAIN SERVICE PROVIDERS VOLUNTARILY WAIVED A PORTION OF THEIR FEES. ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES FOR INSTITUTIONAL SHARES WERE 0.45% FOR TREASURY CASH FUND, 0.57% FOR GOVERNMENT CASH FUND AND 0.57% FOR CASH FUND.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Institutional Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Institutional Shares of a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the operating expenses of a Fund's Institutional Shares remain the same as stated in the above table, and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

 ................................................................................
                      ONE YEAR     THREE YEARS    FIVE YEAR     TEN YEARS
 ................................................................................
 ................................................................................
Treasury Cash Fund      $63           $199           $346          $775
Government Cash Fund    $60           $188           $327          $732
Cash Fund               $61           $192           $335          $751

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

INVESTMENT OBJECTIVES

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT STRATEGIES

The investment adviser for the Portfolios (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates in combination with the stated objective of a Portfolio to determine an appropriate maturity profile for the Portfolio's investments. The Adviser searches for securities that satisfy the maturity profile of a Portfolio and that provide the greatest potential return relative to the risk of the security.

The Adviser may sell a Money Market Security if
o    revised   economic   forecasts  or  interest   rate   outlook   requires  a
     repositioning of the Portfolio,
o the security subsequently fails to meet the Adviser's investment criteria or
o    funds are needed for another purpose.

PRIMARY INVESTMENTS

Each Portfolio invests only in Money Market Securities that have remaining maturities of 397 days or less and maintains a dollar weighted average maturity of its investments of 90 days or less. All Money Market Securities will be rated in one of the two highest short-term rating categories (by companies such as Standard & Poor's) or unrated and determined by the Adviser to be of comparable quality. The Portfolios' primary investments are:

TREASURY CASH PORTFOLIO Treasury Securities and repurchase agreements backed by Treasury Securities.

GOVERNMENT CASH PORTFOLIO Government Securities and in repurchase agreements backed by Government Securities. The Government Securities in which the Portfolio invests include Treasury Securities and securities supported primarily by the creditworthiness of the issuer, such as securities of the Federal
National Mortgage Association, Federal Home Loan Banks and Student Loan Marketing Association.

CASH PORTFOLIO A broad array of Money Market Securities, including (1) securities issued by financial institutions, such as certificates of deposits, bank notes, bankers' acceptances and time deposits of banks and their foreign branches, (2) securities issued by domestic companies, such as commercial paper,
(3)Government Securities and (4)repurchase agreements.

OTHER INVESTMENT POLICIES

The Funds and Portfolios operate in accordance with "Rule 2a-7" under the Investment Company Act of 1940 ("1940 Act"). All restrictions relating to maturity, credit and diversification are interpreted in accordance with that rule.

A Portfolio may from time to time take temporary defensive positions in response to adverse market, economic, political or other conditions. For instance, the Portfolios may hold cash in any amount. Each Portfolio may invest in other money market mutual funds that have substantially similar policies.

Securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Portfolios limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

INVESTMENT RISKS

There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program. The principal risks of investing in a Fund are:

INTEREST RATE RISK Interest rates affect the value of the Portfolio's investments. Increases in interest rates may cause a decline in value. In addition, those increases will result in the Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or credit quality otherwise falls. In the worst case, an issuer of a security or a repurchase agreement counterparty may be unable to make timely payments of interest or principal.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

These risks can result in a decrease in the value of a security or all the securities owned by a Fund and, therefore, a change in the Fund's $1.00 per share value. These risks also can result in lower investment performance. Other risks, such as Year 2000 risk, are disclosed in the Statement of Additional Information ("SAI").

MANAGEMENT

Each Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees. The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the SAI.

THE ADVISER

Each Portfolio's Adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser concentrates on two other money market funds and fixed income investment management and, in addition to the Portfolios, advises five taxable and tax-free bond funds. The Adviser is a privately owned company controlled by John Y. Keffer, who is Chairman of the Board of the Trust.

The Adviser makes investment decisions for each Portfolio. During the Funds' last fiscal year, the Adviser received advisory fees at the following annual rates as a percentage of average net assets:

 ................................................................................
                      PORTFOLIO                             ADVISORY FEE
 ................................................................................
 ................................................................................
Treasury Cash Portfolio                                        0.030%
Government Cash Portfolio                                      0.030%
Cash Portfolio                                                 0.030%

Since their inception, Anthony R. Fischer, Jr., has been the portfolio manager responsible for the day to day management of the Portfolios. Mr. Fischer has over 25 years of experience in the money market industry.

OTHER SERVICE PROVIDERS

The Forum Financial Group ("Forum") of companies provides services to each Fund. As of September 30, 1999, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $__ billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor acts as the representative of the Trust in connection with the offering of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Funds' shares.

Forum Administrative Services, LLC ("FAdS") provides administrative services to each Fund, Forum Accounting Services, LLC is each Fund's fund accountant, and Forum Shareholder Services, LLC is each Fund's Transfer Agent.

The Trust has adopted a shareholder servicing plan that allows the Trust to pay FAdS a fee for providing service activities for Investor Shares that are not otherwise provided by the Transfer Agent. FAdS may pay this fee to various financial institutions that provide shareholder servicing to their customers invested in Investor Shares.

FUND EXPENSES

Each Fund and each class of the Fund pays for all of its expenses. Each Fund's and each class' expenses include its own expenses as well as Trust expenses that are allocated among the Funds, their classes and the other funds of the Trust. The Adviser or other service providers may voluntarily waive all or any portion of their fees and/or reimburse certain expenses of a Fund or class. Any fee waiver or expense reimbursement increases a Fund's or class's performance for the period during which the waiver is in effect.

Certain service providers of each Fund have undertaken to waive a portion of their fees and/or reimburse certain expenses in order to limit the average daily net expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) of Institutional Shares to 0.45% for Treasury Cash Fund, 0.57% for Government Cash Fund and 0.57% for Cash Fund.

YOUR ACCOUNT
[Margin call out: HOW TO CONTACT THE FUNDS

Write to us at:
         Forum Shareholder Services, LLC
         Attn: (Name of Your Fund)
         P.O. Box 446
         Portland, Maine 04112

Telephone us at:
         (XXX) XXX-XXXX

Wire investments to us at:
         Bankers Trust Company
         New York, New York
         ABA #021001033
         For Credit to:
                  Forum Shareholder Services, LLC
                  Account # 01-465-547
                  Re: (Name of Your Fund)
                  (Your Name)
                  (Your Account Number)]

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form. For instance, if the Transfer Agent receives your purchase or redemption request in proper form after 3:00 P.M., Pacific time, your order will be priced at the next day's NAV. A Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions. On days that the New York Stock Exchange or San Francisco Federal Reserve Bank closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

 ................................................................................
                            TIMES INDICATED ARE PACIFIC TIME
 ................................................................................
 ................................................................................
                 Order must be received by      Payment must be received by
Each Fund               11:00 a.m.                       1:00 p.m.

The Funds only issue share certificates to shareholders of record upon written request.

If you purchase shares directly from a Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. The time at which NAV is calculated may change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees (other than sales charges) charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

         CHECKS For individual, Uniform Gift to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, the check must be made payable to "Forum Funds" or to one or more owners of the account and endorsed to "Forum Funds." For all other accounts, the check must be made payable on its face to "Forum Funds." No other method of check payment is acceptable (for instance, you may not pay by travelers check).

         WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS Each Fund accepts payments in the following minimum amounts:

 ................................................................................
                Minimum Initial Investment  Minimum Additional Investment
 ................................................................................
 ................................................................................
All Accounts             $100,000                       None
Exchanges                $100,000                     $100,000

ACCOUNT REQUIREMENTS

                      TYPE OF ACCOUNT                                              REQUIREMENT
 ...........................................................................................................................
Individual, Sole Proprietorship and Joint Accounts:         o     Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole          required to sign exactly as their names appear on
proprietorship accounts.  Joint accounts can have two or          the account
more owners (tenants)
 ...........................................................................................................................
Gifts or Transfers to a Minor (UGMA, UTMA):                 o     Depending on state laws, you can set up a
These custodial accounts provide a way to give money to a         custodial account under the Uniform Gift to Minors
child and obtain tax benefits.  An individual can give up         Act or the Uniform Transfers to Minors Act
to $10,000 a year per child without paying Federal gift tax o     The trustee must sign instructions in a manner
indicating trustee capacity
 ............................................................................................................................
Business Entities                                           o     For entities with officers, provide an
                                                                  original or certified copy of a resolution that
                                                                  identifies the authorized signers for the account
                                                            o     For entities with partners or other interested parties,
                                                                  provide   a   certified    partnership   agreement   or
                                                                  organizational  document,  or certified  pages from the
                                                                  partnership agreement or organizational  document, that
                                                                  identify the partners or interested parties
 .............................................................................................................................
Trusts                                                       o    The trust must be established before an
                                                                  account can be opened
                                                             o    Provide a certified trust document, or the
                                                                  pages from the trust document, that identify the
                                                                  trustees

INVESTMENT PROCEDURES

                    TO OPEN AN ACCOUNT                                        TO ADD TO YOUR ACCOUNT
 .......................................................................................................................
BY CHECK                                                     BY CHECK
o         Call or write us for an account application         o         Fill out an investment slip from a
o         Complete the application                                      confirmation or write us a letter
o         Mail us your application and a check                o         Write your account number on your check
                                                              o         Mail us the slip (or your letter) and the check
 .......................................................................................................................
BY WIRE                                                      BY WIRE
o         Call or write us for an account application         o         Call to notify us of your incoming wire
o         Complete the application                            o         Instruct your bank to wire your money to us
o         Call us and we will assign you an account number
o         Mail us your application
o         Instruct your bank to wire your money to us


LIMITATIONS ON PURCHASES Each Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect a Fund or its operations. This includes requests from any individual or group who, in a Fund's view, is likely to engage in excessive trading (usually defined as more than four redemptions or exchanges out of a Fund within a calendar year).

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value, subject to collection. If a Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund or the Transfer Agent, and a Fund may redeem shares you own in the account (or another identically registered account maintained with the Transfer Agent) as reimbursement. Each Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES

Each Fund processes redemption orders promptly. Generally, a Fund will send redemption proceeds to you within a week of receiving your request in proper form. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. Each Fund may delay sending redemption proceeds until it has collected payment for the shares you are selling, which may take up to 15 calendar days. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                        TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
o         Prepare a written request including:
     o         Your name(s) and signature(s)
     o         Your account number
     o         The Fund name
     o         The dollar amount or number of shares you want to sell
     o         How and where to send the  redemption  proceeds
o         Obtain a signature  guarantee (if required)
o         Obtain other  documentation  (if required)
o         Mail us your request and  documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges - See "By Telephone") or
o         Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o         Provide the following information:
     o         Your account number
     o         Exact name(s) in which the account is registered
     o         Additional form of identification
o         Redemption proceeds will be:
     o         Mailed to you or
     o Wired to you (unless you declined wire redemption privileges - See "By Wire")

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 11:00 A.M., Pacific time, the Transfer Agent will wire proceeds to you on the next Fund business day.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. For requests made in writing, a signature guarantee is required for any of the following:

o         Sales of over $50,000 worth of shares
o         Changes to a shareholder's record name or address
o Redemptions from an account for which the address or account registration has changed within the last 30 days
o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record
o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
o Changes to systematic investment or withdrawal, distribution, telephone redemption or exchange option or any other election in connection with your account

SMALL ACCOUNTS If the value of your account falls below $100,000, a Fund may ask you to increase your balance. If the account value is still below $100,000 after 60 days, a Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below this amount solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect a Fund's operations (for example, if the redemption represents more than 1% of the Fund's assets).

LOST ACCOUNTS The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGES

You may exchange your Institutional Shares of a Fund for Institutional Shares of another Fund by telephone or in writing. Because exchanges are a sale and purchase of shares, they may have tax consequences.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

                                 HOW TO EXCHANGE
BY MAIL
o         Prepare a written request including:
     o         Your name(s) and signature(s)
     o         Your account numbers
     o The names of the funds from which you are selling and into which you are exchanging
     o The dollar amount or number of shares you want to sell (and exchange
o Open a new account and complete an account application if you are requesting different shareholder privileges
o         Mail us request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o         Provide the following information:
     o         Your account number
     o         Exact name(s) in which account is registered
     o         Additional form of identification

OTHER INFORMATION

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway(R)" structure. Each Fund invests substantially all of its assets in a corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"), another mutual fund. Each Fund invests in its corresponding Portfolio to enhance its investment opportunities and to reduce its operating expenses by sharing the costs of managing a large pool of assets. A Fund may withdraw its entire investment from a Portfolio at anytime that the Board of Trustees of Forum Funds (the "Board") decides it is in the Fund's best interest to do so.

The Board of Trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional Information about the Core Trust Board and Core Trust's executive officers, is in the SAI.

CLASSES OF SHARES

This Prospectus offers Institutional Shares of each Fund. Institutional Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts.

Each Fund also offers Investor Shares and Universal Shares. You may obtain prospectuses describing these classes by contacting the Transfer Agent. Investor Shares are sold to retail investors and Universal Shares are sold to institutional investors.

Each class has different fees and investment minimums.

DISTRIBUTIONS

Each Fund declares distributions daily and pays investment income monthly and net capital gain at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

GENERAL

Each Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise tax.

Generally, a Fund's distribution of net income (including short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain is taxable to you as long-term capital gain regardless of how long you have held Fund shares.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware business trust. No Fund expects to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series are entitled to vote at shareholders' meetings unless a matter relates only to a specific series or class (such as approval of an advisory agreement for a Fund or a distribution plan). From time to time, large shareholders may control Investors Shares of a Fund, the Fund or the Trust.

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the performance of Institutional Shares of each Fund. Total return in the table represents the rate an investor would have earned (or lost) on an investment in a Fund's Institutional Shares (assuming the reinvestment of all distributions). This information has been audited by ______________. Prior to September 1, 1995, each Fund invested directly in securities and not in its corresponding Portfolio. Each Fund's financial statements and the auditor's report are included in the Annual Report dated August 31, 1999, which is available upon request, without charge.


                                                                       RATIOS TO AVERAGE
                                                                              NET
                                                                             ASSETS
 .............................................................................................................................
 .............................................................................................................................
                                                                                                         Net
                                                                                                       Assets at   Ratio of
                            Beginning          Distribution  Ending                                     End of      Average
                            Net Asset    Net      From Net  Net Asset               Net                 Period       Net
                            Value Per Investment Investment Value per    Net     Investment  Total      (000's      Assets
                              Share     Income     Income     Share    Expense    Income     Return    Omitted)     Gross
                                                                                                                  Expenses(a)
 .............................................................................................................................
Treasury Cash Fund(c)
Institutional Shares
Year Ended August 31, 1999
Year Ended August 31, 1998     $ 1.00   $ 0.05    $ (0.05)    $ 1.00   0.45%      5.00%     5.11%     $ 91,122      0.67%
Year Ended August 31, 1997       1.00     0.05      (0.05)      1.00   0.45%      4.89%     4.98%       40,830      0.66%
Year Ended August 31, 1996       1.00     0.05      (0.05)      1.00   0.45%      5.01%     5.15%       79,259      0.69%
Year Ended August 31, 1995       1.00     0.05      (0.05)      1.00   0.42%      5.18%     5.28%       28,530      0.86%
Government Cash Fund(c)
Institutional Shares
Year Ended August 31, 1999
Year Ended August 31, 1998       1.00     0.05      (0.05)      1.00   0.57%      5.09%     5.22%      443,618      0.58%
Year Ended August 31, 1997       1.00     0.05      (0.05)      1.00   0.57%      4.95%     5.06%      245,147      0.57%
Year Ended August 31, 1996       1.00     0.05      (0.05)      1.00   0.57%      5.06%     5.18%      256,244      0.57%
Year Ended August 31, 1995       1.00     0.05      (0.05)      1.00   0.54%      5.39%     5.46%      186,620      0.66%
Cash Fund(c)
Institutional Shares
Year Ended August 31, 1999
Year Ended August 31, 1998       1.00     0.05      (0.05)      1.00   0.57%      5.11%     5.24%      299,220      0.61%
Year Ended August 31, 1997       1.00     0.05      (0.05)      1.00   0.57%      4.97%     5.07%      152,041      0.60%
Year Ended August 31, 1996       1.00     0.05      (0.05)      1.00   0.57%      5.10%     5.22%       89,733      0.60%
Year Ended August 31, 1995       1.00     0.05      (0.05)      1.00   0.54%      5.33%     5.23%       73,802      0.69%
Year Ended August 31, 1994       1.00     0.03      (0.03)      1.00   0.54%      3.43%     3.40%       55,771      0.72%

(a) During each period, various fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements for the Fund and its respective Portfolio.

(b)  Annualized.

MONARCH FUNDS

Institutional Shares

TREASURY CASH FUND
GOVERNMENT CASH FUND
CASH FUND

FOR MORE INFORMATION

            The following documents are available free upon request:


                           ANNUAL/SEMI-ANNUAL REPORTS
 Additional information about each Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
 The SAI provides more detailed information about each Fund and is incorporated by reference into this Prospectus.

                   You can get a free copy of both reports and
                     the SAI, request other information and
                    discuss your questions about each Fund by
                            contacting the Funds at:

                                  Monarch Funds
                                  P.O. Box 446
                              Portland, Maine 04112
                                 (XXX) XXX-XXXX

       You can also review the Funds' reports (when available) and SAIs at the Public Reference Room of the Securities and Exchange Commission.
           You can get copies, for a fee, by writing to the following:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-6009

      The scheduled hours of operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Free copies of the reports and SAIs are available from the Commission's Internet website at
                               http://www.sec.gov.

                    Investment Company Act File No. 811-6742

LOGO




                                   Prospectus
                                Universal Shares

                                 JANUARY 1, 2000

                               TREASURY CASH FUND

                              GOVERNMENT CASH FUND

                                    CASH FUND

                         EACH FUND SEEKS TO PROVIDE HIGH
                            CURRENT INCOME CONSISTENT
                            WITH THE PRESERVATION OF
                           CAPITAL AND THE MAINTENANCE
                                  OF LIQUIDITY.

                 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
                    APPROVED OR DISAPPROVED THE FUNDS' SHARES
                    OR DETERMINED WHETHER THIS PROSPECTUS IS
                              ACCURATE OR COMPLETE.
                ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
                                    OFFENSE.

                                TABLE OF CONTENTS


          RISK/RETURN SUMMARY
          PERFORMANCE
          FEE TABLES
          INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
          MANAGEMENT
          YOUR ACCOUNT

                    HOW TO CONTACT THE FUNDS
                    GENERAL INFORMATION
                    BUYING SHARES
                    SELLING SHARES
                    EXCHANGE PRIVILEGES
                    RETIREMENT ACCOUNTS

          OTHER INFORMATION
          FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY

This Prospectus offers Universal Shares of Treasury Cash Fund, Government Cash Fund and Cash Fund (each a "Fund"). Universal Shares are designed for institutional investors.

Each Fund also offers Investor Shares and Institutional Shares. You may obtain prospectuses describing these classes by contacting Forum Shareholder Services, LLC, the Funds' transfer agent ("Transfer Agent").

INVESTMENT OBJECTIVES

Each Fund seeks to provide high current income consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT POLICIES

          [Margin callout: Definitions
          MONEY MARKET SECURITY means a high quality, short-term, U.S. dollar denominated debt security
          TREASURY SECURITY means a security that is issued or guaranteed by the U.S. Treasury
          GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities
          REPURCHASE AGREEMENT means a transaction in which a Fund purchases securities and simultaneously commits to resell the securities to the other party at an agreed-upon date and at a price reflecting a market rate of interest

Each Fund is a money market mutual fund. As such,  each Fund
o    seeks to maintain a stable net asset value of $1.00 per share,
o    invests in a diversified portfolio of Money Market Securities and
o maintains a dollar weighted average maturity of its investments of 90 days or less.

Each Fund invests substantially all of its assets in another mutual fund (a "Portfolio"). Each Fund and its corresponding Portfolio have the same investment objective and substantially similar investment policies.

The Portfolios in which the Funds invest and their primary investments are:


           FUND                       PORTFOLIO                                PRIMARY INVESTMENT
Treasury Cash Fund             Treasury Cash Portfolio       Treasury Securities and related repurchase agreements
Government Cash Fund          Government Cash Portfolio     Government Securities and related repurchase agreements
Cash Fund                           Cash Portfolio                A broad spectrum of Money Market Securities


PRINCIPAL RISKS OF INVESTING IN THE FUNDS

         [Margin callout:  Money Market Fund Disclosure
         An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although each Fund seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

There is no assurance that any Fund will achieve its investment objective.

The principal risks of investing in a Fund are
o    changes in interest rates,
o    the lowering of the credit rating or credit quality of a security,
o the default of an issuer of a security or repurchase agreement counterparty and
o the potential for the Fund's investment adviser to make poor investment decisions.

These risks can result in a decrease in the value of a security or all the securities owned by a Fund and, therefore, a change in the Fund's $1.00 per share value. These risks also can result in lower investment performance.

PERFORMANCE

The following charts and tables provide some indication of the risks of investing in the Fund's Universal Shares by showing changes in the performance of the shares from year to year and their returns. Because Universal Shares of Treasury Cash Fund has yet to commence operations, the information is for the Fund's Institutional Shares. The returns for Institutional Shares are similar to that of Investor Shares. The returns of the classes differ only to the extent that the classes have different expenses. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

TREASURY CASH FUND
                       [EDGAR representation of bar chart]

                             PAST PERFORMANCE CHART
                              ANNUAL TOTAL RETURN

                                   1994 3.75%
                                   1995 5.54%
                                   1996 4.99%
                                   1997 5.05%
                                   1998 4.96%

         The calendar year-to-date total return as of September 30, 1999 was 3.31%.

During the periods shown in the chart, the highest quarterly return was 1.39% (for the quarter ended June 30, 1995) and the lowest return was 0.67% (for the quarter ended March 31, 1994).

The following table lists Institutional Shares' average annual total return as of December 31, 1998.

 ................................................................................
YEAR(S)                                                     TREASURY CASH FUND
 ................................................................................
 ................................................................................
1 Year                                                            4.96%
5 Years                                                           4.86%
Since Inception (7/12/93)                                         4.67%

GOVERNMENT CASH FUND

The following chart shows the annual total returns for each full calendar year that Universal Shares have operated.

                       [EDGAR representation of bar chart]

                             PAST PERFORMANCE CHART
                              ANNUAL TOTAL RETURN

                                   1993 3.24%
                                   1994 4.29%
                                   1995 6.01%
                                   1996 5.44%
                                   1997 5.56%
                                   1998 5.49%

         The calendar year-to-date total return as of September 30, 1999 was 3.65%.

During the periods shown in the chart, the highest quarterly return was 1.51% (for the quarter ended June 30, 1995) and the lowest return was 0.78% (for the quarter ended March 31, 1994).

The following table lists Universal Shares' average annual total return as of December 31, 1998.

 ................................................................................
YEAR(S)                                                  GOVERNMENT CASH FUND
 ................................................................................
 ................................................................................
1 Year                                                          5.49%
5 Years                                                         5.35%
Since Inception (10/29/92)                                      4.95%

CASH FUND

The following chart shows the annual total returns for each full calendar year that Universal Shares have operated.

                       [EDGAR representation of bar chart]

                             PAST PERFORMANCE CHART
                              ANNUAL TOTAL RETURN

                                   1993 3.32%
                                   1994 4.32%
                                   1995 5.96%
                                   1996 5.36%
                                   1997 5.56%
                                   1998 5.55%

         The calendar year-to-date total return as of September 30, 1999 was 3.71%.

During the periods shown in the chart, the highest quarterly return was 1.50% (for the quarter ended June 30, 1995) and the lowest return was 0.79% (for the quarter ended March 31, 1994).

The following table lists Universal Shares' average annual total return as of December 31, 1998.

 ................................................................................
YEAR(S)                                                  CASH FUND
 ................................................................................
 ................................................................................
1 Year                                                     5.55%
5 Years                                                    5.35%
Since Inception (12/1/92)                                  4.99%

FEE TABLES

The following tables describe the various fees and expenses that you will pay if you invest in Universal Shares of a Fund. Expenses for Universal Shares of Treasury Cash Fund are estimated for its fiscal year ending August 31, 1999 and expenses for each other Fund are based on amounts incurred during the Fund's last fiscal year ended August 31, 1999. Expenses are stated as a percentage of assets. There are no charges to purchase or redeem Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(1)

 ................................................................................
                                       TREASURY CASH   GOVERNMENT CASH    CASH
                                           FUND             FUND          FUND
 ................................................................................
 ................................................................................
Management Fees(2)                         0.14%            0.13%         0.13%
Distribution (12b-1) Fees                  None             None          None
Other Expenses                             0.26%            0.11%         0.12%
Total Annual Fund Operating Expenses(3)    0.40%            0.25%         0.25%

(1) EACH FUND'S EXPENSES INCLUDE ITS PRO-RATA SHARE OF THE EXPENSES OF ITS CORRESPONDING PORTFOLIO.
(2)  INCLUDES ALL ADVISORY AND ADMINISTRATION FEES.
(3) DURING EACH FUND'S LAST FISCAL YEAR, CERTAIN SERVICE PROVIDERS VOLUNTARILY WAIVED A PORTION OF THEIR FEES. ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES FOR INVESTOR SHARES WERE 0.18% FOR GOVERNMENT CASH FUND AND 0.18% FOR CASH FUND. INCLUDING FEE WAIVERS, THE ESTIMATED ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES WOULD HAVE BEEN 0.25% FOR TREASURY CASH FUND.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Universal Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Universal Shares of a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the operating expenses of a Fund's Universal Shares remain the same as stated in the above table, and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

 ................................................................................
                        ONE YEAR      THREE YEARS      FIVE YEAR       TEN YEARS
 ................................................................................
 ................................................................................
Treasury Cash Fund         $               $               $               $
Government Cash Fund      $86             $79             $139            $314
Cash Fund                 $26             $81             $141            $320

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

INVESTMENT OBJECTIVES

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

INVESTMENT STRATEGIES

The investment adviser for the Portfolios (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates in combination with the stated objective of a Portfolio to determine an appropriate maturity profile for the Portfolio's investments. The Adviser searches for securities that satisfy the maturity profile of a Portfolio and that provide the greatest potential return relative to the risk of the security.

The Adviser may sell a Money Market Security if
o    revised   economic   forecasts  or  interest   rate   outlook   requires  a
     repositioning of the Portfolio,
o the security subsequently fails to meet the Adviser's investment criteria or
o    funds are needed for another purpose.

PRIMARY INVESTMENTS

Each Portfolio invests only in Money Market Securities that have remaining maturities of 397 days or less and maintains a dollar weighted average maturity of its investments of 90 days or less. All Money Market Securities will be rated in one of the two highest short-term rating categories (by companies such as Standard & Poor's) or unrated and determined by the Adviser to be of comparable quality. The Portfolios' primary investments are:

TREASURY CASH PORTFOLIO Treasury Securities and repurchase agreements backed by Treasury Securities.

GOVERNMENT CASH PORTFOLIO Government Securities and in repurchase agreements backed by Government Securities. The Government Securities in which the Portfolio invests include Treasury Securities and securities supported primarily by the creditworthiness of the issuer, such as securities of the Federal
National Mortgage Association, Federal Home Loan Banks and Student Loan Marketing Association.

CASH PORTFOLIO A broad array of Money Market Securities, including (1) securities issued by financial institutions, such as certificates of deposits, bank notes, bankers' acceptances and time deposits of banks and their foreign branches, (2) securities issued by domestic companies, such as commercial paper,
(3) Government Securities and (4) repurchase agreements.

OTHER INVESTMENT POLICIES

The Funds and Portfolios operate in accordance with "Rule 2a-7" under the Investment Company Act of 1940 ("1940 Act"). All restrictions relating to maturity, credit and diversification are interpreted in accordance with that rule.

A Portfolio may from time to time take temporary defensive positions in response to adverse market, economic, political or other conditions. For instance, the Portfolios may hold cash in any amount. Each Portfolio may invest in other money market mutual funds that have substantially similar policies.

Securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Portfolios limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

INVESTMENT RISKS

There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program. The principal risks of investing in a Fund are:

INTEREST RATE RISK Interest rates affect the value of the Portfolio's investments. Increases in interest rates may cause a decline in value. In addition, those increases will result in the Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or credit quality otherwise falls. In the worst case, an issuer of a security or a repurchase agreement counterparty may be unable to make timely payments of interest or principal.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

These risks can result in a decrease in the value of a security or all the securities owned by a Fund and, therefore, a change in the Fund's $1.00 per share value. These risks also can result in lower investment performance. Other risks, such as Year 2000 risk, are disclosed in the Statement of Additional Information ("SAI").

MANAGEMENT

Each Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees. The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the SAI.

THE ADVISER

Each Portfolio's Adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser concentrates on two other money market funds and fixed income investment management and, in addition to the Portfolios, advises five taxable and tax-free bond funds. The Adviser is a privately owned company controlled by John Y. Keffer, who is Chairman of the Board of the Trust.

The Adviser makes investment decisions for each Portfolio. During the Funds' last fiscal year, the Adviser received advisory fees at the following annual rates as a percentage of average net assets:

 ................................................................................
       PORTFOLIO                                         ADVISORY FEE
 ................................................................................
 ................................................................................
Treasury Cash Portfolio                                     0.030%
Government Cash Portfolio                                   0.030%
Cash Portfolio                                              0.030%

Since their inception, Anthony R. Fischer, Jr., has been the portfolio manager responsible for the day to day management of the Portfolios. Mr. Fischer has over 25 years of experience in the money market industry.

OTHER SERVICE PROVIDERS

The Forum Financial Group ("Forum") of companies provides services to each Fund. As of September 30, 1999, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $__ billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor acts as the representative of the Trust in connection with the offering of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Funds' shares.

Forum Administrative Services, LLC ("FAdS") provides administrative services to each Fund, Forum Accounting Services, LLC is each Fund's fund accountant, and Forum Shareholder Services, LLC is each Fund's Transfer Agent.

FUND EXPENSES

Each Fund and each class of the Fund pays for all of its expenses. Each Fund's and each class' expenses include its own expenses as well as Trust expenses that are allocated among the Funds, their classes and the other funds of the Trust. The Adviser or other service providers may voluntarily waive all or any portion of their fees and/or reimburse certain expenses of a Fund or class. Any fee waiver or expense reimbursement increases a Fund's or class's performance for the period during which the waiver is in effect.

Certain service providers of each Fund have undertaken to waive a portion of their fees and/or reimburse certain expenses in order to limit the average daily net expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) of Universal Shares to 0.18% for Government Cash Fund and 0.18% for Cash Fund.

YOUR ACCOUNT
[Margin call out: HOW TO CONTACT THE FUNDS

Write to us at:
         Forum Shareholder Services, LLC
         Attn: (Name of Your Fund)
         P.O. Box 446
         Portland, Maine 04112

Telephone us at:
         (XXX) XXX-XXXX

Wire investments to us at:
         Imperial Bank
         ABA #122201444
         For Credit to:
                  Forum Shareholder Services, LLC
                  Account # 09075-933
                  Re: (Name of Your Fund)
                  (Your Name)
                  (Your Account Number)]

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form. For instance, if the Transfer Agent receives your purchase or redemption request in proper form after 3:00 p.m., Pacific time, your order will be priced at the next day's NAV. A Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions. On days that the New York Stock Exchange or San Francisco Federal Reserve Bank closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

 ................................................................................
                     TIMES INDICATED ARE PACIFIC TIME
 ................................................................................
 ................................................................................
                  Order must be            Payment must be
                   received by               received by
Each Fund          11:00 a.m.                 1:00 p.m.

The Funds only issue share certificates to shareholders of record upon written request.

If you purchase shares directly from a Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. The time at which NAV is calculated may change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees (other than sales charges) charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

         CHECKS For individual, Uniform Gift to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, the check must be made payable to "Forum Funds" or to one or more owners of the account and endorsed to "Forum Funds." For all other accounts, the check must be made payable on its face to "Forum Funds." No other method of check payment is acceptable (for instance, you may not pay by travelers check).

         WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS Each Fund accepts payments in the following minimum amounts:

 ................................................................................
                     MINIMUM INITIAL INVESTMENT  MINIMUM ADDITIONAL INVESTMENT
 ................................................................................
 ................................................................................
All Accounts                 $1,000,000                       N/A
Exchanges                    $1,000,000                   $1,000,000

ACCOUNT REQUIREMENTS

                      TYPE OF ACCOUNT                                              REQUIREMENT
 ...........................................................................................................................
Individual, Sole Proprietorship and Joint Accounts:         o     Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole          required to sign exactly as their names appear on
proprietorship accounts.  Joint accounts can have two or          the account
more owners (tenants)
 ...........................................................................................................................
Gifts or Transfers to a Minor (UGMA, UTMA):                 o     Depending on state laws, you can set up a
These custodial accounts provide a way to give money to a         custodial account under the Uniform Gift to Minors
child and obtain tax benefits.  An individual can give up         Act or the Uniform Transfers to Minors Act
to $10,000 a year per child without paying Federal gift tax o     The trustee must sign instructions in a manner
indicating trustee capacity
 ............................................................................................................................
Business Entities                                           o     For entities with officers, provide an
                                                                  original or certified copy of a resolution that
                                                                  identifies the authorized signers for the account
                                                            o     For entities with partners or other interested parties,
                                                                  provide   a   certified    partnership   agreement   or
                                                                  organizational  document,  or certified  pages from the
                                                                  partnership agreement or organizational  document, that
                                                                  identify the partners or interested parties
 .............................................................................................................................
Trusts                                                       o    The trust must be established before an
                                                                  account can be opened
                                                             o    Provide a certified trust document, or the
                                                                  pages from the trust document, that identify the
                                                                  trustees

INVESTMENT PROCEDURES

                    TO OPEN AN ACCOUNT                                        TO ADD TO YOUR ACCOUNT
 .......................................................................................................................
BY CHECK                                                     BY CHECK
o         Call or write us for an account application         o         Fill out an investment slip from a
o         Complete the application                                      confirmation or write us a letter
o         Mail us your application and a check                o         Write your account number on your check
                                                              o         Mail us the slip (or your letter) and the check
 .......................................................................................................................
BY WIRE                                                      BY WIRE
o         Call or write us for an account application         o         Call to notify us of your incoming wire
o         Complete the application                            o         Instruct your bank to wire your money to us
o         Call us and we will assign you an account number
o         Mail us your application
o         Instruct your bank to wire your money to us

LIMITATIONS ON PURCHASES Each Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect a Fund or its operations. This includes requests from any individual or group who, in a Fund's view, is likely to engage in excessive trading (usually defined as more than four redemptions or exchanges out of a Fund within a calendar year).

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value, subject to collection. If a Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund or the Transfer Agent, and a Fund may redeem shares you own in the account (or another identically registered account maintained with the Transfer Agent) as reimbursement. Each Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES

Each Fund processes redemption orders promptly. Generally, a Fund will send redemption proceeds to you within a week of receiving your request in proper form. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. Each Fund may delay sending redemption proceeds until it has collected payment for the shares you are selling, which may take up to 15 calendar days. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                        TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
o         Prepare a written request including:
     o         Your name(s) and signature(s)
     o         Your account number
     o         The Fund name
     o         The dollar amount or number of shares you want to sell
     o         How and where to send the  redemption  proceeds
o         Obtain a signature  guarantee (if required)
o         Obtain other  documentation  (if required)
o         Mail us your request and  documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges - See "By Telephone") or
o         Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o         Provide the following information:
     o         Your account number
     o         Exact name(s) in which the account is registered
     o         Additional form of identification
o         Redemption proceeds will be:
     o         Mailed to you or
     o Wired to you (unless you declined wire redemption privileges - See "By Wire")

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 11:00 A.M., Pacific time, the Transfer Agent will wire proceeds to you on the next Fund business day.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. For requests made in writing, a signature guarantee is required for any of the following:

o         Sales of over $50,000 worth of shares
o         Changes to a shareholder's record name or address
o Redemptions from an account for which the address or account registration has changed within the last 30 days
o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record
o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
o Changes to systematic investment or withdrawal, distribution, telephone redemption or exchange option or any other election in connection with your account

SMALL ACCOUNTS If the value of your account falls below $100,000, a Fund may ask you to increase your balance. If the account value is still below $100,000 after 60 days, a Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below this amount solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect a Fund's operations (for example, if the redemption represents more than 1% of the Fund's assets).

LOST ACCOUNTS The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGES

You may exchange your Universal Shares of a Fund for Universal of another Fund by telephone or in writing. Because exchanges are a sale and purchase of shares, they may have tax consequences.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

                                 HOW TO EXCHANGE
BY MAIL
o         Prepare a written request including:
     o         Your name(s) and signature(s)
     o         Your account numbers
     o The names of the funds from which you are selling and into which you are exchanging
     o The dollar amount or number of shares you want to sell (and exchange
o Open a new account and complete an account application if you are requesting different shareholder privileges
o         Mail us request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o         Provide the following information:
     o         Your account number
     o         Exact name(s) in which account is registered
     o         Additional form of identification

OTHER INFORMATION

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway(R)" structure. Each Fund invests substantially all of its assets in its corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"), another mutual fund. Each Fund invests in its corresponding Portfolio to enhance its investment opportunities and to reduce its operating expenses by sharing the costs of managing a large pool of assets. A Fund may withdraw its entire investment from a Portfolio at anytime that the Board of Trustees of Forum Funds (the "Board") decides it is in the Fund's best interest to do so.

The Board of Trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional Information about the Core Trust Board and Core Trust's executive officers, is in the SAI.

CLASSES OF SHARES

This Prospectus offers Universal Shares of each Fund. Universal Shares are designed for institutional investors.

Each Fund also offers Investor Shares and Universal Shares. You may obtain prospectuses describing these classes by contacting the Transfer Agent. Investor Shares are designed for retail investors and Universal Shares are sold to institutional investors and Institutional Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts.

Each class has different fees and investment minimums.

DISTRIBUTIONS

Each Fund declares distributions daily and pays investment income monthly and net capital gain at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

GENERAL

Each Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise tax.

Generally, a Fund's distribution of net income (including short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain is taxable to you as long-term capital gain regardless of how long you have held Fund shares.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware business trust. No Fund expects to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series are entitled to vote at shareholders' meetings unless a matter relates only to a specific series or class (such as approval of an advisory agreement for a Fund or a distribution plan). From time to time, large shareholders may control Investors Shares of a Fund, the Fund or the Trust.

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the performance of Universal Shares of Treasury Cash Fund and Cash Fund. Data for Institutional Shares of Treasury Cash Fund is included in the table since Universal Shares had not commenced operations as of August 31, 1999. Total return in the table represents the rate an investor would have earned (or lost) on an investment in a Fund's Universal Shares (assuming the reinvestment of all distributions). Prior to September 1, 1995, each Fund invested directly in securities and not in its corresponding Portfolio. This information has been audited by ________________. Each Fund's financial statements and the auditor's report are included in the Annual Report dated August 31, 1999, which is available upon request, without charge.


                                                                     RATIOS TO AVERAGE NET
                                                                            ASSETS
 .............................................................................................................................
 .............................................................................................................................
                                                                                                          Net
                                                                                                       Assets at   Ratio of
                           Beginning          Distribution  Ending                                      End of     Average
                           Net Asset     Net     From Net  Net Asset               Net                  Period       Net
                           Value Per  InvestmentInvestment Value per    Net     Investment   Total      (000's      Assets
                             Share     Income     Income     Share    Expense     Income     Return    Omitted)     Gross
                                                                                                                  Expenses(a)
 .............................................................................................................................
Treasury Cash Fund(c)
Institutional Shares
Year Ended August 31, 1999
Year Ended August 31, 1998   $ 1.00     $0.05     $(0.05)    $ 1.00    0.45%      5.00%      5.11%     $91,122    0.67%
Year Ended August 31, 1997     1.00      0.05      (0.05)      1.00    0.45%      4.89%      4.98%      40,803    0.66%
Year Ended August 31, 1996     1.00      0.05      (0.05)      1.00    0.45%      5.01%      5.15%      79,259    0.69%
Year Ended August 31, 1995     1.00      0.05      (0.05)      1.00    0.42%      5.18%      5.28%      28,530    0.86%
Government Cash Fund(c)
Universal Shares
Year Ended August 31, 1999
Year Ended August 31, 1998     1.00     0.05      (0.05)       1.00    0.18%      5.48%      5.63%     253,644    0.26%
Year Ended August 31, 1997     1.00     0.05      (0.05)       1.00    0.17%      5.35%      5.49%     230,410    0.26%
Year Ended August 31, 1996     1.00     0.05      (0.05)       1.00    0.19%      5.43%      5.59%     248,986    0.28%
Year Ended August 31, 1995     1.00     0.06      (0.06)       1.00    0.24%      5.46%      5.78%     182,546    0.52%
Cash Fund(c)
Universal Shares
Year Ended August 31, 1999
Year Ended August 31, 1998     1.00     0.06      (0.06)       1.00    0.18%      5.48%      5.65%      91,671    0.29%
Year Ended August 31, 1997     1.00     0.05      (0.05)       1.00    0.23%      5.32%      5.43%       8,453    0.47%
Year Ended August 31, 1996     1.00     0.05      (0.05)       1.00    0.27%      5.48%      5.53%       3,272    0.43%
Year Ended August 31, 1995     1.00     0.06      (0.06)       1.00    0.27%      5.59%      5.75%      26,525    0.56%

(a) During each period, various fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements for the Fund and its respective Portfolio.

(b)  Annualized.

MONARCH FUNDS

Investor Shares

TREASURY CASH FUND
GOVERNMENT CASH FUND
CASH FUND

FOR MORE INFORMATION

            The following documents are available free upon request:


                           ANNUAL/SEMI-ANNUAL REPORTS
 Additional information about each Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
 The SAI provides more detailed information about each Fund and is incorporated by reference into this Prospectus.

                   You can get a free copy of both reports and
                     the SAI, request other information and
                    discuss your questions about each Fund by
                            contacting the Funds at:

                                  Monarch Funds
                                  P.O. Box 446
                              Portland, Maine 04112
                                 (XXX) XXX-XXXX

       You can also review the Funds' reports (when available) and SAIs at the Public Reference Room of the Securities and Exchange Commission.
           You can get copies, for a fee, by writing to the following:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-6009

      The scheduled hours of operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Free copies of the reports and SAIs are available from the Commission's Internet website at
                               http://www.sec.gov.

                    Investment Company Act File No. 811-6742

                       STATEMENT OF ADDITIONAL INFORMATION


                                 January 1, 2000




                                  MONARCH FUNDS

                               Treasury Cash Fund
                              Government Cash Fund
                                    Cash Fund



FUND INFORMATION:

         Monarch Funds
         Two Portland Square
         Portland, Maine 04101
         (XXX) XXX-XXXX

ACCOUNT INFORMATION AND SHAREHOLDER SERVICES:

         Forum Shareholder Services, LLC
         P.O. Box 446
         Portland, Maine 04112
         (207) 879-0001
         (800) 94FORUM

This Statement of Additional Information or "SAI" supplements the Prospectuses dated January 1, 2000, as may be amended from time to time, offering Institutional Shares, Universal Shares and Investors Shares of Treasury Cash Fund, Government Cash Fund and Cash Fund. This SAI is not a prospectus and should only be read in conjunction with a prospectus. The Prospectuses may be obtained without charge by contacting shareholder services at the address or telephone number listed above.

TABLE OF CONTENTS

         Glossary ...........................................................  1
1.       Investment Policies and Risks.......................................  2
2.       Investment Limitations.............................................. 11
3.       Performance Data and Advertising.................................... 12
4.       Management.......................................................... 16
5.       Portfolio Transactions.............................................. 24
6.       Additional Purchase and Redemption Information...................... 26
7.       Taxation ........................................................... 29
8.       Other Matters....................................................... 33
Appendix A - Description of Securities Ratings...............................A-1
Appendix B - Miscellaneous Tables............................................B-1
Appendix C - Performance Data................................................C-1

GLOSSARY

         "Adviser" means Forum Investment Advisors, LLC

         "Board" means the Board of Trustees of the Trust.

         "CFTC" means the U.S. Commodities Futures Trading Commission.

         "Code" means the Internal Revenue Code of 1986, as amended.

         "Core Trust" means Core Trust (Delaware).

         "Core Trust Board" means the Board of Trustees of Core Trust.

         "Custodian" means the custodian of each Fund's assets.

          "FAdS" means Forum Administrative Services, LLC, administrator of each
           Fund.

         "FAcS" means Forum Accounting Services, LLC, the fund accountant of each Fund.

         "FFS" means Forum Fund Services, LLC, distributor of each Fund's shares.

         "FSS" means Forum Shareholder Services, LLC, transfer agent of each Fund.

         "Fund" means each of Treasury Cash Fund,  Government Cash Fund and Cas
          Fund.

         "Fitch" means Fitch IBCA, Inc.

         "Moody's" means Moody's Investors Service.

         "NAV" means net asset value.

         "NRSRO" means a nationally recognized statistical rating organization.

          "Portfolio" means each of Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio, series of Core Trust.

         "SEC" means the U.S. Securities and Exchange Commission.

         "S&P" means Standard & Poor's.

         "Transfer Agent" means Forum Shareholder Services, LLC, the transfer agent and distribution disbursing agent of each Fund.

         "Trust" means Monarch Funds.

          "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

          "U.S. Treasury Securities" means obligations issued or guaranteed by the U.S. Treasury.

         "1933 Act" means the Securities Act of 1933, as amended.

         "1940 Act" means the Investment Company Act of 1940, as amended.

                             1. GENERAL INFORMATION

Each Fund is a "gateway" fund in a Core and Gateway(R) structure. Each Fund invests substantially all of its assets in separate Portfolios of Core Trust (each "a Portfolio"), another open-end, management investment company with substantially similar investment objectives and policies, as follows:

Treasury Cash Fund                          Treasury Cash Portfolio
Government Cash Fund                        Government Cash Portfolio
Cash Fund                                   Cash Portfolio

                        2. INVESTMENT POLICIES AND RISKS


The following discussion supplements the disclosure in the prospectuses about each Fund's investment techniques, strategies and risks.

A.       SECURITY RATINGS INFORMATION

Under Rule 2a-7, each Portfolio must normally invest at least 95% of its total assets in securities that are rated in the highest short-term rating category for debt obligations, or are unrated and determined to be of comparable quality. The lowest ratings for high quality short-term debt obligations, including commercial paper, are Prime-2 (P-2) in the case of Moody's, "A-2" in the case of S&P and "F-2" in the case of Fitch.

Unrated securities may not be as actively traded as rated securities. A Portfolio may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Portfolio. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Portfolios may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Portfolio, the Adviser will determine whether the Portfolio should continue to hold the obligation. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

B.       FIXED INCOME SECURITIES

1.       VARIABLE AND FLOATING RATE SECURITIES

Each Portfolio may invest in fixed income securities with variable or floating rates. The yield of variable and floating rate securities varies in relation to changes in specific money market rates, such as the Prime Rate. A "variable" interest rate adjusts at predetermined intervals (for example, daily, weekly or monthly), while a "floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime lending rate) changes. These changes are reflected in adjustments to the yields of the variable and floating rate securities, and different securities may have different adjustment rates. Accordingly, as interest rates increase or decrease, the capital appreciation or depreciation may be less on these obligations than for fixed rate obligations. To the extent that a Portfolio invests in long-term variable or floating rate securities, the Adviser believes that the Portfolio may be able to take advantage of the higher yield that is usually paid on long-term securities.

Each Portfolio will only purchase variable or floating rate securities, whose interest rate is adjusted based on a single short-term rate or index such as the Prime Rate. Under Rule 2a-7 of the 1940 Act, the Portfolio may only purchase securities with maturities of greater than 397 days if they have demand features that meet certain requirements or they are certain long-term U.S. Government Securities.

Cash Portfolio may purchase variable and floating rate corporate master notes. Master notes with variable or floating interest rates are unsecured obligations that are redeemable upon notice. You may invest fluctuating amounts in these instruments at varying rates of interest under a direct arrangement with the issuer. These obligations include master demand notes. The issuer of these obligations often has the right, after a given period, to prepay its outstanding principal obligations upon a specified number of days' notice. These obligations generally are not traded and there is generally no established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

2.       MORTGAGE AND ASSET BACKED SECURITIES

Each Portfolio may purchase adjustable rate mortgage backed or other asset backed securities (such as Small Business Association Securities) that are U.S. Government Securities. Treasury Cash Portfolio may only purchase mortgage backed or asset backed securities that are U.S. Treasury Securities. These securities directly or indirectly represent a participation in, or are secured by and payable from, adjustable rate mortgages or other loans which may be secured by real estate or other assets. Most mortgage-related securities, however, are pass-through securities, which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers. Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities.

ADJUSTABLE RATE MORTGAGE BACKED SECURITIES Adjustable rate mortgage securities ("ARMs") are pass-through securities representing interests in pools of mortgage loans with adjustable interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate, and that may be subject to certain limits. Although the rate adjustment feature may reduce sharp changes in the value of adjustable rate securities, these securities can change in value based on changes in market interest rates or changes in the issuer's creditworthiness. Changes in the interest rates on ARMs may lag behind changes in prevailing market interest rates. This may result in a slightly lower net value until the interest rate resets to market rates. Thus, a Portfolio could suffer some principal loss if the Portfolio sold the securities before the interest rates on the underlying mortgages were adjusted to reflect current market rates. Some adjustable rate securities (or the underlying mortgages) are subject to caps or floors, that limit the maximum change in interest rates during a specified period or over the life of the security.

Government Cash Portfolio and Cash Portfolio only invest in ARMs that are U.S. Government Securities.

SMALL BUSINESS ADMINISTRATION SECURITIES Small Business Administration Securities ("SBA") are variable rate securities that are backed by the full faith and credit of the United States Government, and generally have an interest rate that resets monthly or quarterly based on a spread to the Prime rate. SBA securities generally have maturities at issue of up to 25 years. No Fund may purchase an SBA security if, immediately after the purchase, (1) the Fund would have more than 15% of its net assets invested in SBA securities or (2) the total unamortized premium (or the total unaccreted discount) on SBA securities would exceed 0.25% of the Fund's net assets.

COLLATERALIZED MORTGAGE OBLIGATIONS Each Portfolio may purchase collateralized mortgage obligations ("CMOs"), which are collateralized by ARMs or by pools of conventional mortgages. CMOs are typically have a number of classes or series with different maturities and are generally retired in sequence. Each class of bonds receives periodic interest payments according to the coupon rate on the bonds. However, all monthly principal payments and any prepayments from the collateral pool are paid first to the "Class 1" bondholders. The principal payments are such that the Class 1 bonds will be completely repaid no later than, for example, five years after the offering date. Thereafter, all payments of principal are allocated to the next most senior class of bonds until that class of bonds has been fully repaid. Although full payoff of each class of bonds is contractually required by a certain date, any or all classes of bonds may be paid off sooner than expected because of an acceleration in pre-payments of the obligations comprising the collateral pool.

5.       FEDERAL HOME LOAN MORTGAGE CORPORATION SECURITIES

Each Portfolio is currently prohibited from purchasing any security issued by the Federal Home Loan Mortgage Corporation. This does not prohibit the Funds from entering into repurchase agreements collateralized with securities issued by the Federal Home Loan Mortgage Corporation.

6.       GENERAL RISKS

INTEREST RATE RISK Changes in interest rates affects the market value of the interest-bearing fixed income securities held by a Fund. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates.

CREDIT RISK A Fund's investment in fixed income securities is subject to credit risk relating to the financial condition of the issuers of the securities that each Fund holds. Credit risk is the risk that a counterparty to a transaction will be unable to honor its financial obligation. To limit credit risk, each Fund only invests in securities rated in the highest rating category of an NRSRO or those that are unrated and deemed to be of comparable credit quality by the Adviser.

MORTGAGE AND ASSET BACKED SECURITIES The value of mortgage-related securities may be significantly affected by changes in interest rates, the markets' perception of issuers, the structure of the securities and the creditworthiness of the parties involved. The ability of a Fund to successfully utilize mortgage-related securities depends in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. Some mortgage-related securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities. Mortgage prepayments may be triggered by various factors, including the level of interest rates, general economic conditions, the location and age of the mortgages and other social and demographic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. The volume of prepayments of principal on the mortgages underlying a particular mortgage-related security will influence the yield of that security and a Fund's yield. Because prepayments of principal generally occur when interest rates are declining, a Fund may have to reinvest the proceeds of prepayments at lower interest rates then those of their previous investments. If this occurs, a Fund's yield will decline. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates (when prepayment of principal is more likely) than other fixed income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. A decrease in the rate of prepayments may extend the effective maturities of mortgage-related securities, increasing their sensitivity to changes in market interest rates. To the extent that a Fund purchase mortgage-related securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium.

C.       REPURCHASE AGREEMENTS AND SECURITIES LENDING

1.       GENERAL

Each Portfolio may enter into repurchase agreements. Repurchase agreements are transactions in which a Portfolio purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, the Portfolio's custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements allow a Portfolio to earn income on its uninvested cash for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

Securities loans must be continuously collateralized and the collateral must have market value at least equal to the value of a Fund's loaned securities, plus accrued interest. In a portfolio securities lending transaction, a Portfolio receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Portfolio pays in arranging the loan. The Portfolio may share the interest it receives on the collateral securities with the borrower. The terms of a Portfolio's loans permit the Portfolio to reacquire loaned securities on five business days' notice or in time to vote on any important matter. Loans are subject to termination at the option of a Portfolio or the borrower at any time, and the borrowed securities must be returned when the loan is terminated. A Portfolio must limit securities lending to 33 1/3% of the value of its total assets.

2.       RISKS

Repurchase agreements and securities lending involve credit risk. Credit risk is the risk that a counterparty to a transaction will be unable to honor its financial obligation. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, a Fund may have difficulties in exercising its rights to the underlying securities. A Fund may incur costs and expensive time delays in disposing of the underlying securities and it may suffer a loss. Failure by the other party to deliver a security or currency purchased by or lent by a Fund may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow a Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk with respect to repurchase agreements. A Fund will only enter a repurchase agreement with a seller that the Adviser believes present minimal credit risk.

D.       BORROWING

1.       GENERAL

Each Portfolio may borrow money from banks for temporary or emergency purposes in an amount up to 33 1/3% of a Fund's total assets. Each Fund may borrow money for other purposes so long as such borrowings do not exceed 5% of a Fund's total assets. The purchase of securities is prohibited if a Fund's borrowing exceeds 5% or more of a Fund's total assets.

2.       RISKS

The use of borrowing involves special risks, including magnified capital losses. If a Fund buys securities with borrowed funds and the value of the securities declines, a Fund may be required to provide the lender with additional funds or liquidate its position in these securities to continue to secure or repay the loan. A Fund may also be obligated to liquidate other portfolio positions at an inappropriate time in order to pay off the loan or any interest payments associated with the loan.

To the extent that the interest expense involved in a borrowing transaction approaches the net return on a Fund's investment portfolio, the benefit of borrowing will be reduced. If the interest expense due to a borrowing transaction exceeds the net return on a Fund's investment portfolio, a Fund's use of borrowing would result in a lower rate of return than if the Fund did not borrow. The size of any loss incurred by a Fund due to borrowing will depend on the amount borrowed. The greater the percentage borrowed, the greater potential of gain or loss to a Fund.

E.       WHEN-ISSUED SECURITIES

1.       GENERAL

Each Portfolio may purchase securities offered on a when-issued or delayed-delivery basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction. At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Portfolio will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

2.       RISKS

At the time a Portfolio makes a commitment to purchase securities in this manner, the Portfolio immediately assumes the risk of ownership, including the risk that the value of the security may decline. The use of when-issued transactions and forward commitments enables a Portfolio to protect against anticipated changes in interest rates and prices, but may also increase the volatility of the Portfolio's asset value per unit. Failure by a counterparty to deliver a security purchased by a Portfolio on a when-issued or delayed delivery basis may result in a loss to the Portfolio or a missed opportunity to make an alternative investment.

E.       ILLIQUID SECURITIES

1.       GENERAL

Each Portfolio may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means repurchase agreements not entitling the holder to payment of principal within seven days and, except as otherwise determined by the Adviser, securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

2.       RISKS

Limitations on resale may have an adverse effect on the marketability of a security and a Portfolio might also have to register a restricted security in order to dispose of it, resulting in expense and delay. A Portfolio might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

3.       DETERMINATION OF LIQUIDITY

The Core Trust Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

Certificates of deposit and other fixed time deposits that carry an early withdrawal penalty or mature in greater than seven days are treated as illiquid securities if there is no readily available market for the instrument.

                            2. INVESTMENT LIMITATIONS


Each Fund has adopted the fundamental and nonfundamental investment limitations and the investment objective of its corresponding Portfolio. The investment objective of a Fund or Portfolio is fundamental.. Each Porfolio and Fund have also adopted a fundamental policy which provides that, notwithstanding any other investment policy or restriction (whether fundamental), the Portfolio or Fund, as applicable, may invest all of its assets in the securities of a single pooled investment fund having substantially the same investment objectives, policies and restrictions as the Fund or Portfolio, as applicable.

A fundamental policy of a Portfolio or Fund cannot be changed without the affirmative vote of the lesser of: (1) 50 percent of the outstanding shares of the Fund (or interests in case of a Portfolio); or (2) 67 percent of the shares of the Fund (or interests in the case of a Portfolio) present or represented at a shareholders meeting at which the holders of more than 50 percent of the outstanding shares of the Fund (or inteerst in case of a Portfolio) are present or represented. The Board may change a nonfundamental policy of a Fund be without shareholder approval.

For purposes of all investment policies of a Portfolio or Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Portfolio or Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Portfolio or Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A.  FUNDAMENTAL LIMITATIONS

Each Portfolio may not:

DIVERSIFICATION. With respect to 75% of its assets, purchase a security other than a U.S. Government Security if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of a single issuer.

CONCENTRATION. Purchase securities if, immediately after the purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that there is no limit on investments in U.S. Government Securities.

UNDERWRITING. Underwrite securities of other issuers, except to the extent that the Fund may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

REAL ESTATE. Purchase or sell real estate or any interest therein, except that the Fund may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

COMMODITIES. Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

BORROWING. Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, provided that borrowings do not exceed 33 1/3% of the value of the Fund's total assets.

SENIOR SECURITIES. Issue senior securities except as appropriate to evidence indebtedness that the Fund is permitted to incur, and provided that the Fund may issue shares of additional series or classes that the Trustees may establish.

LENDING. Make loans except for loans of portfolio securities, through the use of repurchase agreements, and through the purchase of debt securities that are otherwise permitted investments.

THRIFT INVESTOR LIMITATIONS. With respect to Government Cash Portfolio, purchase or hold any security that (i) a Federally chartered savings association may not invest in, sell, redeem, hold or otherwise deal pursuant to law or regulation, without limit as to percentage of the association's assets and (ii) pursuant to 12 C.F.R. Section 566.1 would cause shares of the Portfolio not to be deemed to be short term liquid assets when owned by Federally chartered savings associations.

B.       NONFUNDAMENTAL LIMITATIONS

Each Portfolio may not:

DIVERSIFICATION. With respect to 100% of its assets, purchase a security other than a U.S. Government Security if, as a result, more than 5% of the Fund's total assets would be invested in the securities of a single issuer, unless the investment is otherwise permitted under the 1940 Act.

BORROWING. Purchase securities for investment while any borrowing equaling 5% or more of the Fund's total assets is outstanding; and if at any time the Fund's borrowings exceed the Fund's investment limitations due to a decline in net assets, such borrowings will be promptly (within three days) reduced to the extent necessary to comply with the limitations. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Fund's total assets.

SECURITIES WITH VOTING RIGHTS. Purchase securities that have voting rights, except the Fund may invest in securities of other investment companies to the extent permitted by the 1940 Act.

MARGIN; SHORT SALES. Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

LIQUIDITY. Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 10% of the Fund's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

For purposes of concentration: (i) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower; (ii) utility companies are divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (iii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

C.       INVESTMENTS BY FINANCIAL INSTITUTIONS

1.       INVESTMENT BY SHAREHOLDERS THAT ARE BANKS - GOVERNMENT CASH PORTFOLIO

Government Cash Portfolio invests only in instruments which, if held directly by a bank or bank holding company organized under the laws of the United States or any state thereof, would be assigned to a risk-weight category of no more than 20% under the current risk based capital guidelines adopted by the Federal bank regulators (the "Guidelines"). In the event that the Guidelines are revised, the Portfolio's investment portfolio will be modified accordingly, including by disposing of portfolio securities or other instruments that no longer qualify under the Guidelines. In addition, the Portfolio does not intend to hold in its portfolio any securities or instruments that would be subject to restriction as to amount held by a National bank under Title 12, Section 24 (Seventh) of the United States Code. If the Portfolio's investment portfolio includes any instruments that would be subject to a restriction as to amount held by a National bank, investment in the Portfolio may be limited.

The Guidelines provide that shares of an investment fund are generally assigned to the risk-weight category applicable to the highest risk-weighted security or instrument that the fund is permitted to hold. Accordingly, Portfolio interests should qualify for a 20% risk weighting under the Guidelines. The Guidelines also provide that, in the case of an investment fund whose shares should qualify for a risk weighting below 100% due to limitations on the assets which it is permitted to hold, bank examiners may review the treatment of the shares to ensure that they have been assigned an appropriate risk-weight. In this connection, the Guidelines provide that, regardless of the composition of an investment fund's assets, shares of a fund may be assigned to the 100% risk-weight category if it is determined that the Portfolio engages in activities that appear to be speculative in nature or has any other characteristics that are inconsistent with a lower risk weighting. The Adviser has no reason to believe that such a determination would be made with respect to the Portfolio. There are various subjective criteria for making this determination and, therefore, it is not possible to provide any assurance as to how Portfolio shares will be evaluated by bank examiners.

Before acquiring Fund shares, prospective investors that are banks or bank holding companies, particularly those that are organized under the laws of any country other than the United States or of any state, territory or other political subdivision of the United States, and prospective investors that are U.S. branches and agencies of foreign banks or Edge Corporations, should consult all applicable laws, regulations and policies, as well as appropriate regulatory bodies, to confirm that an investment in Fund shares is permissible and in compliance with any applicable investment or other limits.

Fund shares held by National banks are generally required to be revalued periodically and reported at the lower of cost or market value. Such shares may also be subject to special regulatory reporting, accounting and tax treatment. In addition, a bank may be required to obtain specific approval from its board of directors before acquiring Fund shares, and thereafter may be required to review its investment in a Fund for the purpose of verifying compliance with applicable Federal banking laws, regulations and policies.

National banks generally must review their holdings of shares of a Fund at least quarterly to ensure compliance with established bank policies and legal requirements. Upon request, the Portfolios will make available to the Funds investors information relating to the size and composition of their portfolio for the purpose of providing Fund shareholders with this information.

2. INVESTMENT BY SHAREHOLDERS THAT ARE CREDIT UNIONS - GOVERNMENT CASH PORTFOLIO AND TREASURY CASH PORTFOLIO

Government Cash Portfolio and Treasury Cash Portfolio limit their investments to investments that are legally permissible for Federally chartered credit unions under applicable provisions of the Federal Credit Union Act (including 12 U.S.C.
Section 1757(7), (8) and (15)) and the applicable rules and regulations of the National Credit Union Administration (including 12 C.F.R. Part 703, Investment and Deposit Activities), as such statutes and rules and regulations may be amended. The Portfolios limit their investments to U.S. Government Securities (including Treasury STRIPS) and repurchase agreements fully collateralized by U.S. Government Securities. Certain U.S. Government Securities owned by a

Portfolio may be mortgage or asset backed, but, no such security will be (i) a stripped mortgage backed security ("SMBS"), (ii) a collateralized mortgage obligation ("CMO") or real estate mortgage investment conduit ("REMIC") that does not meet all of the tests outlined in 12 C.F.R. Section 703.100(e) or (iii) a residual interest in a CMO or REMIC. Each Portfolio may also invest in reverse repurchase agreements in accordance with 12 C.F.R.
703.100(j) to the extent otherwise permitted herein and in the Prospectuses.

3. INVESTMENTS BY SHAREHOLDERS THAT ARE SAVINGS ASSOCIATIONS - GOVERNMENT CASH PORTFOLIO

Government Cash Portfolio limit its investments to those legally permissible for Federally chartered savings associations without limit as to percentage under applicable provisions of the Home Owners' Loan Act (including 12 U.S.C. Section
1464) and the applicable rules and regulations of the Office of Thrift Supervision, as such statutes and rules and regulations may be amended. In addition, the Portfolio limits its investments to investments that are permissible for an open-end investment company to hold and would permit shares of the investment company to qualify as liquid assets under 12 C.F.R. Section 566.1(g) and as short-term liquid assets under 12 C.F.R. Section 566.1(h). These policies may be amended only by approval of the Portfolio's interestholders.

                        4.PERFORMANCE DATA AND ADVERTISING


A.       PERFORMANCE DATA

A Fund may quote  performance  in  various  ways.  All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

A Fund may compare any of its performance information with:

o Data published by independent evaluators such as Morningstar, Inc., Lipper, Inc., IBC Financial Data, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

o        The performance of other mutual funds.

o The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500(R) Index, the Russell 2000(R) Index, the Russell MidcapTM Index, the Russell 1000(R) Value Index, the Russell 2500(R) Index, the Morgan Stanley - Europe,
         Australia, Far East Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph, or similar illustration.

Indices are not used in the management of a Fund but rather are standards by which a Fund's Adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

A Fund may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

A Funds' performance will fluctuate in response to market conditions and other factors.

B.       PERFORMANCE CALCULATIONS

A Fund's performance may be quoted in terms of yield or total return. Appendix B includes performance information for each Fund.

1.       SEC YIELD


Yield quotations for a Fund or class will include an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven-calendar-day period and are calculated by dividing the net change during the seven-day period in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period, and multiplying the quotient by 365/7. For this purpose, the net change in account value reflects the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective annualized yield quotation used by Fund is calculated by compounding the current yield quotation for such period by adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result. The standardized tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal a Fund's yield after taxes. Tax equivalent yields are calculated by dividing the Fund's yield by one minus the stated Federal or combined Federal and state tax rate. If a portion of a Fund's yield is tax-exempt, only that portion is adjusted in the calculation.

2.       TOTAL RETURN CALCULATIONS

A Fund's or class's total return shows its overall change in value, including changes in share price and assuming that all of the Fund's or class's distributions are reinvested.

Total return figures may be based on amounts invested in a Fund net of sales charges that may be paid by an investor. A computation of total return that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges.

AVERAGE ANNUAL TOTAL RETURN. Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total returns a Fund: (1) determines the growth or decline in value of a hypothetical historical investment in a Fund or class over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund or class.

Average annual total return is calculated according to the following formula:

         P(1+T)n = ERV

         Where:
         P   =  a hypothetical initial payment of $1,000
         T   =  average annual total return
         N   =  number of years
         ERV =  ending redeemable  value:    ERV is the value, at the end of the
                applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period

Because average annual returns tend to smooth out variations in a Fund's or class's returns, shareholders should recognize that they are not the same as actual year-by-year results.

OTHER MEASURES OF TOTAL RETURN. Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.

          A Fund or class may quote unaveraged or cumulative total returns that reflect a Fund's or class's performance over a stated period of time.

          Total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

          Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be quoted with or without taking into consideration a Fund's or class's front-end sales charge or contingent deferred sales charge (if applicable).

Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
                  PT       =        period total return
                  The other definitions are the same as in average annual total return above

B.       OTHER MATTERS

A Fund or class may also include various information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of a Fund's portfolio managers and the portfolio management staff of a Fund's Adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (7) the results of a hypothetical investment in a Fund or class over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the net asset value, net assets or number of shareholders of a Fund or class as of one or more dates; and
(10) a comparison of a Fund's or class's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,188 at the end of the second year (an increase of $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of a Fund's or class's performance.

A Fund or class may advertise information regarding the effects of systematic investment and systematic withdrawal plans, including the principal of dollar cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month in a Fund for a period of six months the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:

                    SYSTEMATIC                 SHARE                 SHARES
PERIOD              INVESTMENT                 PRICE                PURCHASED
------              ----------                 -----                ---------
   1                   $100                     $10                   10.00
   2                   $100                     $12                    8.33
   3                   $100                     $15                    6.67
   4                   $100                     $20                    5.00
   5                   $100                     $18                    5.56
   6                   $100                     $16                    6.25
                       ----                     ---                    ----
     TOTAL                     AVERAGE                    TOTAL
     INVESTED          $600    PRICE            $15.17    SHARES       41.81

In connection with its advertisements, a Fund or class may provide "shareholder's letters" that serve to provide shareholders or investors with an introduction to the Fund's, the Trust's or any of the Trust's service provider's policies or business practices.

With respect to a Fund or class that invests in municipal securities and distributes Federally tax-exempt (and in certain cases state tax-exempt) dividends, the Fund may advertise the benefits of and other effects of investing in municipal securities. For instance, the Fund's or class's advertisements may note that municipal bonds have historically offered higher after tax yields than comparable taxable alternatives for those persons in the higher tax brackets, that municipal bond yields may tend to outpace inflation and that changes in tax law have eliminated many of the tax advantages of other investments. The combined Federal and state income tax rates for a particular state may also be described and advertisements may indicate equivalent taxable and tax-free yields at various approximate combined marginal Federal and state tax bracket rates. All yields so advertised are for illustration only and not necessarily representative of a Fund'sor class'syield.

                                  5. MANAGEMENT

A.       TRUSTEES AND OFFICERS OF THE TRUST

The names of the Trustees and officers of the Trust, their position with the Trust, address, date of birth and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk (*). The Board supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.


-------------------------------------------- ----------------------------------------------------------------------
Name, Position with the Trust,               Principal Occupation(s) During
Date of Birth and Address                    Past 5 Years
-------------------------------------------- ----------------------------------------------------------------------
-------------------------------------------- ----------------------------------------------------------------------

John Y. Keffer*, Chairman and President      President, Forum Financial Group, LLC (a mutual fund services
Born:  July 15, 1942                         holding company)
Two Portland Square                          President, Forum Fund Services, LLC (Trust's underwriter)
Portland, Maine 04101
-------------------------------------------- ----------------------------------------------------------------------


                                       13

-------------------------------------------- ----------------------------------------------------------------------
Rudolph I. Estrada, Trustee                  President & CEO, Summit Group (banking & consulting) since 1987
Born:                                        Professor (Adjunct) of Finance & Management, California State
625 Fair Oaks Avenue                         University
Suite 101                                    Director, Small Business Institute, California State University
South Pasadena, California 91030             Director, Pacific Crest Loan & Investment

-------------------------------------------- ----------------------------------------------------------------------
-------------------------------------------- ----------------------------------------------------------------------
Maurice J. DeWald, Trustee                   Chairman & CEO, Verity Financial Group (financial advisory firm)
Born:                                        since May 1991
19200 Von Karman Avenue                      Director, Tenet Healthcare Ciroiration, ARV AssistedLiving, Inc.,
Suite 400                                    Dai-Ichi Kangyo Bank & Advanced Materials Group, Inc. of California
Irvine, California 92612

-------------------------------------------- ----------------------------------------------------------------------
-------------------------------------------- ----------------------------------------------------------------------
Christine M. McCarthy, Trustee               Executive Vice President & CFO, Imperial Bank/Imperial Bancorp since
Born:                                        April 1997
9920 S. LaCienega Boulevard                  Executive Vice President, First Interstate Bancorp prior to April
Inglewood, California 90301                  1997
-------------------------------------------- ----------------------------------------------------------------------
-------------------------------------------- ----------------------------------------------------------------------
Jack J. Singer, Trustee                      President, Imperial Securities Corp. since November 1992
Born:                                        Chairman & President, Imperial Asset Management since August 1997
9920 S. LaCienega Boulevard
Inglewood, California 90301
-------------------------------------------- ----------------------------------------------------------------------
-------------------------------------------- ----------------------------------------------------------------------
David I. Goldstein, Vice President           General Counsel, Forum Financial Group, LLC
Born:  August 3, 1961                        Secretary, Forum Fund Services, LLC (Trust's underwriter)
Two Portland Square
Portland, Maine 04101
-------------------------------------------- ----------------------------------------------------------------------
-------------------------------------------- ----------------------------------------------------------------------
Anthony R. Fischer, Jr., Vice President      Portfolio Manager, Forum Investment Advisors, LLC since 1998
Born:                                        President Linden Asset Management, Inc. prior to 1998
Two Portland Square
Portland, Maine 04101
-------------------------------------------- ----------------------------------------------------------------------
-------------------------------------------- ----------------------------------------------------------------------
Stacey Hong, Treasurer                       Director, Fund Accounting, Forum Financial Group, LLC
Born:  May 10, 1966
Two Portland Square
Portland, Maine 04101
-------------------------------------------- ----------------------------------------------------------------------
-------------------------------------------- ----------------------------------------------------------------------
Beth  P.  Hanson,  Vice  President  & Asst.  Fund Administration Manager, Forum Financial Group, LLC since 1995
Secretary                                    English  Instructor,  Overseas Training Center,  Inc. (Osaka,  Japan)
Born:                                        prior to 1995
Two Portland Square
Portland, Maine 04101
-------------------------------------------- ----------------------------------------------------------------------
-------------------------------------------- ----------------------------------------------------------------------
Dawn Taylor, Asst. Treasurer                 Manager/Senior  Tax  Specialist,  Tax  Department,   Forum  Financial
Born:  May 14, 1964                          Group, LLC since 1997
Two Portland Square                          Senior Tax Accountant, Pardy Bingham & Burrell during 1997
Portland, Maine 04101                        Senior Tax Specialist, Forum Financial Group, LLC from 1994 to 1997
-------------------------------------------- ----------------------------------------------------------------------
-------------------------------------------- ----------------------------------------------------------------------
Leslie K. Klenk, Secretary                   Counsel, Forum Financial Group, LLC since 1998
Born:  August 24, 1964                       Vice President/Associate General Counsel, Smith Barney Inc.
Two Portland Square                          (brokerage firm) from 1993 through 1998
Portland, Maine 04101
-------------------------------------------- ----------------------------------------------------------------------
-------------------------------------------- ----------------------------------------------------------------------
Pamela Stutch, Asst. Secretary               Senior Fund Specialist, Forum Financial Group, LLC since 1998
Born:  June 29, 1967                         Law Student, Temple University from 1994-1997
Two Portland Square
Portland, Maine 04101
-------------------------------------------- ----------------------------------------------------------------------

The following trustees and officers hold the same positions with other investment companies that are considered part of a "Fund Complex." A Fund Complex is comprised of two or more investment companies that (1) hold themselves out to investors as related for purposes of investment and investor services (2) share a common investment adviser or (3) have an investment adviser that is an affiliate of an adviser to another investment company.

TRUSTEE OR OFFICER                                 POSITION

John Y. Keffer                  Chairman and President, Core Trust (Delaware)

David I. Goldstein              Vice President, Core Trust (Delaware)

Stacey Hong                     Treasurer, Core Trust (Delaware)

B.       COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee of the Trust is paid $3,000 for each Board meeting attendees (whether in person or by electronic communication) and $3000 for each committee meeting attended on a date when a Board meeting is not held. Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board. No officer of the Trust is compensated by the Trust, but officers are reimbursed for travel and related expenses incurred in attending meetings of the Board. Since commencement of the Trust's operations, Messrs. Keffer and Singer have not accepted any fees (other than reimbursement for travel and related expenses) for their services as Trustees.

The following table sets forth the fees to paid to each Trustee by the Trust for the fiscal year ended May 31, 1999.

                                                            TOTAL COMPENSATION
                                 COMPENSATION FROM              TRUST AND
TRUSTEE                                TRUST                   FUND COMPLEX
Robert M. Franko(1)                   $12,000                    $12,000
Rudolph I. Estrada                    $12,000                    $12,000
Christine M. McCarthy(1)                 $0                         $0
Maurice J. DeWald                     $12,000                    $12,000

(1) Ms. McCArthy was elected to the Board on April 15, 1999 and Mr. Franko resigned as a Trustee of the Trust on August 17, 1999.

C.       TRUSTEES AND OFFICERS OF CORE TRUST

The names of the Trustees and officers of Core Trust, their positions with Core Trust, address, date of birth and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of Core Trust is indicated by an asterisk (*). The Core Trust Board supervises the Portfolios' activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.


--------------------------------------------------- ---------------------------------------------------------------
          Name, Position with the Trust,                            Principal Occupation(s) During
                 Age and Address                                             Past 5 Years
--------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------------
John Y. Keffer*,Chairman & President
--------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------------
Costas Azariadas, Trustee
--------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------------
James C. Cheng, Trustee
--------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------------
J. Michael Parish, Trustee
--------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------------
Thomas G. Sheehan, Vice President                   Managing Director-Forum Financial Group
Born:  July 15, 1954                                Vice President/Asst. Secretary, Norwest Advantage Funds
Two Portland Square
Portland, Maine 04101
--------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------------
Stacey Hong, Treasurer
--------------------------------------------------- ---------------------------------------------------------------


                                       15

--------------------------------------------------- ---------------------------------------------------------------
Dawn Taylor, Asst. Treasurer
--------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------------
David I. Goldstein, Vice President & Secretary
--------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------------
Don Evans, Asst. Secretary                           Counsel, Forum Financial Group, since 1995  Associate, Bisk
Born: August 12, 1948                                & Lutz during 1995
Two Portland Square                                  Associate, Weiner & Strother from 1990 to 1995.
Portland, Maine 04101                                Assistant Secretary, Norwest Advantage Funds

--------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------------
Heidi A. Hoefler, Asst. Secretary
--------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------------
Leslie K. Klenk, Asst. Secretary
--------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------- ---------------------------------------------------------------
Pamela Stutch, Asst. Secretary
--------------------------------------------------- ---------------------------------------------------------------

D.       INVESTMENT ADVISER

1.       Services of the ADVISER

Forum Investment Advisors, LLC is the Adviser to the Portfolios in which the Funds invests pursuant to an investment advisory agreement (the "Agreement") with Core Trust. Under the Agreement, the Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing a Portfolio's investments and effecting portfolio transactions for the Portfolio.

2.       OWNERSHIP OF ADVISER

The Adviser is 99% owned by Forum Trust LLC and 1% owned by Forum Holdings Corp.
I. Forum Investment Advisors, LLC is registered as an investment adviser with the SEC under the 1940 Act.

3.       FEES

The Adviser's fees are calculated as a percentage of a Portfolio's average net assets. The fee is accrued daily by each Portfolio and is paid monthly based on average net assets for the previous month. Each Fund pays its pro-rate portion of its corresponding Portfolio's investment advisory fee.

In addition to receiving its advisory fee from a Portfolio, the Adviser may also act and be compensated as investment manager for its clients with respect to assets they invested in the Portfolio. If you have a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from the client.

Table 1 in Appendix C shows the dollar amount payable by each Fund to the Adviser, the amount of fees waived by the Adviser, and the actual fee paid by each Fund. The data are for the past three fiscal years.

4.       OTHER PROVISIONS OF ADVISER'S AGREEMENT

The Agreement remains in effect for a period of two years from the date of its effectiveness. Subsequently, the Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party ("Disinterested Trustees").

The Agreement is terminable without penalty by the Trust regarding the Fund on 30 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Adviser on 90 days' written notice to the Trust. The Agreement terminates immediately upon assignment.

Under the Agreement, the Adviser is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties.

E.       DISTRIBUTOR

1.       DISTRIBUTOR; SERVICES AND COMPENSATION OF DISTRIBUTOR

FFS, the distributor (also known as principal underwriter) of the shares of each Fund, is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc. Prior to January 1, 1999, Forum Financial Services,
Inc. (FFSI) was the distributor of each Fund pursuant to similar terms and compensation.

FFS, FAdS, FAcS and the Transfer Agent are each controlled indirectly by Forum Financial Group, LLC. John Y. Keffer controls Forum Financial Group, LLC.

Under a distribution agreement (the "Distribution Agreement") with the Trust, FFS acts as the representative of the Trust in connection with the offering of shares of the Funds. FFS continually distributes shares of the Funds on a best effort basis. FFS has no obligation to sell any specific quantity of Fund shares.

FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Funds.

FFS may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of shares of the Funds. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of the Funds are sold with sales charges or distribution fees. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Funds.

Investors who purchase shares in this manner will be subject to the procedures of the institution through which they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of a Fund in this manner should acquaint themselves with their institution's procedures and should read the Prospectus in conjunction with any materials and information provided by their institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

FFS does not receive a fee for any distribution services performed under the Distribution Agreement.

2.       OTHER PROVISIONS OF DISTRIBUTOR'S AGREEMENT

The Distribution Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees.

The Distribution Agreement is terminable without penalty by the Trust with respect to a Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by FFS on 60 days' written notice to the Trust.

Under the Distribution Agreement, FFS is not liable to the Trust or the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment or for any act or omission in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under the Distribution Agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Funds' Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify FSS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FSS in connection with the preparation of the Registration Statement.

3.       DISTRIBUTION PLAN - INVESTOR SHARE CLASS

In accordance with Rule 12b-1 under the 1940 Act, with respect to the Investor Class of each Fund, the Trust has adopted a distribution plan (the "Plan") which provides for the payment to FFS (to FFSI until December 31, 1998) of a Rule 12b-1 fee at the annual rate of up to 0.25% of the average daily net assets of the Investor class of each Fund.

The Plan provides that all written agreements relating to that plan must be approved by the Board, including a majority of the Disinterested Trustees. In addition, the Plan (as well as the Distribution Agreement) requires the Trust and Forum to prepare and submit to the Board, at least quarterly, and the Board will review, written reports setting forth all amounts expended under the Plan and identifying the activities for which those expenditures were made.

The Plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board, including a majority of the Disinterested Trustees. The Plan further provides that it may not be amended to increase materially the costs which may be borne by the Trust for distribution pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Disinterested Trustees. The Plan may be terminated at any time by the Board, by a majority of the Disinterested Trustees, or by a Fund's Investor class shareholders.

Table 2 in Appendix C shows the dollar amount of fees payable under the Plan with respect to each Fund. This information is provided for the past three years (or shorter time a Fund has been operational).

E.       OTHER FUND SERVICE PROVIDERS

1.       ADMINISTRATOR

THE TRUST As administrator, pursuant to an agreement with the Trust (the "Administration Agreement"), FAdS is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, FAdS receives a fee from each Fund at an annual rate of 0.05% of the average daily net assets of each Fund. The fee is accrued daily by each Fund and is paid monthly based on average net assets for the previous month.

The Administration Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The Administration Agreement is terminable without penalty by the Trust or by FAdS with respect to a Fund on 60 days' written notice.

Under the Administration Agreement, FAdS is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the Administration Agreement, FAdS and certain related parties (such as FAdS's officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.

CORE TRUST FAdS also manages all aspects of Core Trust's operations with respect to the Portfolios. With respect to each Portfolio, FAdS has entered into an administration agreement ("Core Administration Agreement") that will continue in effect only if such continuance is specifically approved at least annually by the Core Trust Board or by a majority vote of the outstanding voting securities of the Portfolio and, in either case, by a majority of the Trustees who are not interested persons of any party to the Core Administration Agreement. Under the Core Administration Agreement, FAdS performs similar services to those provided to each Fund.

The Core Administration Agreement provides that FAdS shall not be liable for any action or inaction in the administration of Core Trust, except for willful misfeasance, bad faith, or gross negligence in the performance of FAdS' duties or by reason of reckless disregard of FAdS's and obligations under this Agreement. The Administration Agreement may be terminated with respect to a Portfolio at anytime, without the payment of any penalty: (1) by the Core Trust Board on 60 days' written notice to FadS; or (2) by FAdS on 60 days' written notice to Core Trust.

Table 3 in Appendix C shows the dollar amount of the fees payable by each Fund to FAdS, the amount of the fee waived by FAdS, and the actual fees received by FAdS. The table provides similar information for the Portfolios. The data are for the past fiscal year (or shorter period depending on a Fund's commencement of operations).

2.       FUND ACCOUNTANT

THE TRUST As fund accountant, pursuant to an accounting agreement with the Trust (the "Accounting Agreement"), FAcS provides fund accounting services to each Fund. These services include calculating the NAV per share of each Fund and preparing the Fund's financial statements and tax returns.

FAcS is currently not paid a fee for services provided to the Funds. A fee may be charged in the future, subject to Board approval.

The Accounting Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The Accounting Agreement is terminable without penalty by the Trust or by FAcS with respect to a Fund on 60 days' written notice.

Under the Accounting Agreement, FAcS is not liable for any action or omission in the performance of its duties to a Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the Accounting Agreement, FAcS and certain related parties (such as FAcS's officers and persons who control FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS's actions or omissions that are consistent with FAcS's contractual standard of care.

Under the Accounting Agreement, in calculating a Fund's NAV per share, FAcS is deemed not to have committed an error if the NAV per share it calculates is within 1/10 of 1% of the actual NAV per share (after recalculation). The Accounting Agreement also provides that FAcS will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal 1/2 of 1% or less than or equal to $10.00. In addition, FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Funds.

CORE TRUST FAcS performs similar services for the Portfolios and, in addition, acts as the Portfolios' placement agent pursuant to a Portfolio and Unitholder Accounting Agreement ("Core Accounting Agreement"). The Core Accounting Agreement shall continue in effect with respect to a Portfolio until terminated; provided, that continuance is specifically approved at least annually by the Board. The Core Portfolio Accounting Agreement may be terminated with respect to a Portfolio at any time, without the payment of any penalty (i) by the Board on 60 days' written notice to FAcS or (ii) by FAcS on 60 days' written notice to the Trust. FAcS is required to use its best judgment and efforts in rendering fund accounting services and is not liable to Core Trust for any action or inaction in the absence of bad faith, willful misconduct or gross negligence.

Table 4 in Appendix C shows the dollar amount of the fees payable by the Portfolios to FAcS, the amount of the fee waived by FAcS, and the actual fees received by FAcS. The data are for the past three fiscal years (or shorter period depending on a Fund's commencement of operations).

3.       TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to a transfer agency agreement with the Trust (the "Transfer Agency Agreement"), the Transfer Agent maintains an account for each shareholder of record of a Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, the Transfer Agent receives with respect to each Fund an annual fee of $12,000 plus $6,000 for each class above one. The Transfer Agent also receives a fee based on the average daily net assets of each class as follows: Universal Shares-0.05%, Institutional Shares-0.20% and Investor Shares-0.20%. Certain shareholder account fees are also charged. The fee is accrued daily by each Fund and is paid monthly based on the average net assets for the previous month.

The Transfer Agency Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The Transfer Agency Agreement is terminable without penalty by the Trust or by the Transfer Agent with respect to the Fund on 60 days' written notice.

Under the Transfer Agency Agreement, the Transfer Agent is not liable for any act in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties under the agreement. Under the Transfer Agency Agreement, the Transfer Agent and certain related parties (such as the Transfer Agent's officers and persons who control the Transfer Agent) are indemnified by the Trust against any and all claims and expenses related to the Transfer Agent's actions or omissions that are consistent with the Transfer Agent's contractual standard of care.

Table 5 in Appendix C shows the dollar amount of the fees payable by the Funds to FSS, the amount of the fee waived by FSS, and the actual fees received by FSS. The data are for the past three fiscal years (or shorter period depending on a Fund's commencement of operations.).

4.       SHAREHOLDER SERVICE AGREEMENT

The Trust has adopted a shareholder service agreement ("Shareholder Service Agreement") with respect to Institutional Shares and Investor Shares of each Fund under which the Trust may pay FAdS a shareholder servicing fee at an annual rate of 0.20% of the average daily net assets of each of the Institutional Shares and the Investor Shares. FAdsS may pay any or all amounts of these payments to various institutions that provide shareholder servicing to their customers holding Institutional Services shares or Investor shares.

The Shareholder Service Agreement shall remain in effect for a period of one year from the date of its effectiveness and thereafter shall continue in effect for successive annual periods, provided that such continuance is specifically approved at least annually by the Board and a majority of the Disinterested Trustees. Any material amendment to the Shareholder Service Plan must be approved by a majority of the Disinterested Trustees. The Plan may be terminated without penalty at any time by a vote of a majority of the Disinterested Trustees or FAdS.

FAdS may enter into shareholder servicing agreements with various Shareholder Servicing Agents pursuant to which those agents, as agent for their customers, may agree among other things to: (i) answer shareholder inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services; (ii) provide necessary personnel and facilities to establish and maintain shareholder accounts and records; (iii) assist shareholders in arranging for processing purchase, exchange and redemption transactions; (iv) arrange for the wiring of funds; (v) guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; (vi) integrate periodic statements with other shareholder transactions; and (vii) provide such other related services as the shareholder may request.

In offering or redeeming Fund shares, some Shareholder Servicing Agents also may impose certain conditions on their customers, subject to the terms of the Trust's Prospectus, in addition to or different from those imposed by the Trust, such as requiring a minimum initial investment or by charging their customers a direct fee for their services. Some Shareholder Servicing Agents may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Funds with respect to assets invested in the Funds. These Shareholder Servicing Agents may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust with respect to assets of those customers or clients invested in the Funds.

Table 6 in Appendix C shows the dollar amount of fees paid under the Shareholder Service Agreement with respect to Institutional Shares and Investor Shares of each Fund. This information is provided for the past three years (or shorter time a Fund has been operational).

5.       CUSTODIAN

As custodian, pursuant to an agreement with the Trust, Forum Trust LLC safeguards and controls the Funds' cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of a Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, Maine 04101.

For its services, the Custodian receives an annualized percentage of the average daily net assets of a Fund. Each Fund also pays an annual domestic custody fee as well as certain other transaction fees. These fees are accrued daily by the Funds and are paid monthly based on average net assets and transactions for the previous month.

6.       LEGAL COUNSEL

Seward & Kissel LLP, 1200 G Street, N.W., Washington, D.C. 20005 passes upon legal matters in connection with the issuance of shares of the Trust.

7.       INDEPENDENT AUDITORS

____________, __________________________, have been selected as auditors for the
Funds and the Portfolios. The auditors audit the annual financial statements of the Funds and provide the Funds with an audit opinion. The auditors also review certain regulatory filings of the Funds and the Funds' tax returns.

                            6. PORTFOLIO TRANSACTIONS

A.       HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom a Portfolio purchases or to whom the Portfolio sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

Purchases of securities from underwriters of the securities include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case of fixed income securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B.       COMMISSIONS PAID

Each Fund invests substantially all of its assets in a corresponding Portfolio of Core Trust and not directly in portfolio securities. Therefore, the Funds and do not pay brokerage commissions directly.

Purchases and sales of portfolio securities for each Portfolio usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. There usually are no brokerage commissions paid for any purchases. While the Trust does not anticipate that the Portfolios will pay any amounts of brokerage commissions, in the event a Portfolio pays brokerage commissions or other transaction-related compensation, the payments may be made to broker-dealers who pay expenses of the Portfolio that it would otherwise be obligated to pay itself. Any transaction for which a Portfolio pays transaction-related compensation will be effected at the best price and execution available, taking into account the amount of any payments made on behalf of the Portfolio by the broker-dealer effecting the transaction.

Allocations of transactions to dealers and the frequency of transactions are determined for each Portfolio by the Adviser in its best judgment and in a manner deemed to be in the best interest of shareholders of that Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Portfolio. The Adviser monitors the creditworthiness of counterparties to its Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks. No portfolio transactions are executed with FIA or any of its affiliates.

For the Portfolios' fiscal years ended August 31, 1997, 1998, and 1999, no Portfolio paid any brokerage commissions.

C.       OTHER ACCOUNTS OF THE ADVISER

Investment decisions for a Portfolio are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. When purchases or sales of the same security for a Portfolio and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

D.       SECURITIES OF REGULAR BROKER-DEALERS

As of the fiscal year ended August 31, 1999, several Portfolios maintained investments in dealers (or their parent companies) with whom they conduct portfolio transactions. Table 7 of Appendix C provides details of these investments.

                7. ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

A.       GENERAL INFORMATION

You may purchase or redeem shares or request any shareholder privilege in person at the offices of Forum Shareholder Services, LLC located at Two Portland Square, Portland, Maine 04101.

The Funds accept orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.

B.       ADDITIONAL PURCHASE INFORMATION

Shares of each Fund are sold on a continuous basis by the distributor.

Each Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. In the Adviser's discretion, however, a Fund may accept portfolio securities that meet the investment objective and policies of a Fund as payment for Fund shares. A Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

1.       IRAs

All contributions into an IRA through systematic investments are treated as IRA contributions made during the year the investment is received.

Each Fund may be a suitable investment vehicle for part or all of the assets held in Traditional or Roth individual retirement accounts (collectively, "IRAs"). Call the Funds at 1-800-94FORUM to obtain an IRA account application. Generally, all contributions and investment earnings in an IRA will be tax-deferred until withdrawn. If certain requirements are met, investment earnings held in a Roth IRA will not be taxed even when withdrawn. You may contribute up to $2,000 annually to an IRA. Only contributions to Traditional IRAs are tax-deductible. However, that deduction may be reduced if you or your spouse is an active participant in an employer-sponsored retirement plan and you have adjusted gross income above certain levels. Your ability to contribute to a Roth IRA also may be restricted if you or, if you are married, you and your spouse have adjusted gross income above certain levels.

Your employer may also contribute to your IRA as part of a Savings Incentive Match Plan for Employees, or "SIMPLE plan," established after December 31, 1996. Under a SIMPLE plan, you may contribute up to $6,000 annually to your IRA, and your employer must generally match such contributions up to 3% of your annual salary. Alternatively, your employer may elect to contribute to your IRA 2% of the lesser of your earned income or $160,000.

This information on IRAs is based on regulations in effect as of January 1, 1998 and summarizes only some of the important federal tax considerations affecting IRA contributions. These comments are not meant to be a substitute for tax planning. Consult your tax advisors about your specific tax situation.

2.       UGMAs/UTMAs

If the trustee's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the investor must provide a copy of the trust document.

3.       PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in a Fund directly. When you purchase a Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures; you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Funds may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Funds are not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Funds through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

C.       ADDITIONAL REDEMPTION INFORMATION

A Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus.

1.       SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

2.       REDEMPTION-IN-KIND

Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities, however, if the Board determines conditions exist which would make payment in cash detrimental to the best interests of a Fund. If redemption proceeds are paid wholly or partly in portfolio securities, shareholders may incur brokerage costs by converting the securities to cash. The Trust has filed an election with the SEC pursuant to which a Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

D.       NAV DETERMINATION

Pursuant to the rules of the SEC, the Board has established procedures to stabilize a Fund's net asset value at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share as a result of fluctuating interest rates, based on available market rates, from a Fund's $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. Each Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days, will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that the Board has determined present minimal credit risks and will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet a Fund's high quality criteria.

As described in the Prospectuses, under certain circumstances a Fund may close early and advance the time by which the Fund must receive a purchase or redemption order and payments. In this case, if an investor places an order after the cut-off time, the order will be processed on the follow-up business day and your access to the fund would be temporarily limited.

E.       DISTRIBUTIONS

Distributions of net investment income will be reinvested at a Fund's NAV per share as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of a Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

                                   8. TAXATION

The tax information set forth in the Prospectuses and the information in this section relates solely to U.S. federal income tax law and assumes that each Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key federal income tax considerations affecting each Fund and its shareholders that are not described in the prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Funds or the implications to shareholders. The discussions here and in the prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Funds and their shareholders. Any of these changes or court decisions may have a retroactive effect.

ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISER AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

A.       QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of a Fund.

The tax year-end of each Fund is August 31 (the same as the Fund's fiscal year end).

1.       MEANING OF QUALIFICATION

As a regulated investment company, a Fund will not be subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of long-term capital gains over long-term capital losses) that it distributes to shareholders. In order to qualify as a regulated investment company a Fund must satisfy the following requirements:

     o The Fund must distribute at least 90% of its investment company taxable income (that is, net investment income and capital gain net income) for the tax year. (Certain distributions made by a Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

     o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing.

     o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

2.       FAILURE TO QUALIFY

If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of a Fund's current and accumulated earnings and profits. A portion of these distributions generally may be eligible for the dividends-received deduction in the case of corporate shareholders.

Failure to qualify as a regulated investment company would thus have a negative impact on a Fund's income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year.

B.       FUND DISTRIBUTIONS

Each Fund anticipates distributing substantially all of its net investment income for each tax year. Each Fund expects to derive substantially all of its gross income (exclusive of capital gain) from sources other than dividends. Accordingly, it is expected that none of a Fund's dividends or distributions will qualify for the dividends-received deduction for corporations.

Each Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but a Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares.
These distributions do not qualify for the dividend-received deduction.

Each Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). All capital loss carryovers are listed in the Funds' financial statements. Any such losses may not be carried back.

Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). If you receive a distribution in the form of additional shares, it will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares whose net asset value at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of a Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to you on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year even if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

C.       FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of each Fund's income must be distributed during the next calendar year. Each Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year.

For purposes of calculating the excise tax, each Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any year (or November 30 or December 31 if it has made the election described above) in determining the amount of ordinary taxable income for the current calendar year. Each Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

Each Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

D.       SALE OR REDEMPTION OF SHARES

In general, a shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or redemption (a so called "wash sale"). In general, any gain or loss arising from the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of capital gain distributions received on such shares. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

E.       BACKUP WITHHOLDING

A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide a correct tax payer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to a Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.

F.       FOREIGN SHAREHOLDERS

Taxation of a shareholder who under the Code is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income distributions paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of a Fund, capital gain distributions from a Fund, and amounts retained by a Fund that are designated as undistributed capital gain.

In the case of a noncorporate foreign shareholder, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to distributions from a Fund can differ from the rules from the U.S. federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in a Fund.

G.       STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from a Fund can differ from the U.S. federal income taxation rules described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in a Fund, distributions from each Fund and the applicability of state and local taxes and related matters.

                                8. OTHER MATTERS

A.       THE TRUST AND ITS SHAREHOLDERS

1.       GENERAL INFORMATION

The Trust was organized as a business trust under the laws of the State of Delaware on July 10, 1992.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:

Treasury Cash Fund
Government Cash Fund
Cash Fund

The Trust offers shares of beneficial interest in an institutional, universal and investor share class of these series.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust and each Fund will continue indefinitely until terminated.

2.       SERIES AND CLASSES OF THE TRUST

Each series or class of the Trust may have a different expense ratio and its expenses will affect each class' performance. For more information on any other class of shares of a Fund, investors may contact the Transfer Agent.

3.       SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and
(2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain classes of the Trust and thus only those classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series) shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

4.       CERTAIN REORGANIZATION TRANSACTIONS

The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or a Fund. The Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation. Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

B.       FUND OWNERSHIP

As of December __, 1999, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding Shares of each Fund and class.

Also as of that date, certain shareholders of record owned 5% or more of a Fund or Class. These shareholders and any shareholder known by a Fund to own beneficially 5% or more of the Fund are listed in Table 8 in Appendix C.

From time to time, certain shareholders may own a large percentage of the shares of a Fund or Class. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of December ___, 1999, the following persons beneficially or of record owned 25% or more of the shares of a Fund or Class (or of the Trust) and may be deemed to control the Fund or the Class (or the Trust). For each person listed that is a company, the jurisdiction under the laws of which the company is organized (if applicable) and the company's parents are listed.

CONTROLLING PERSON INFORMATION

                           PERCENTAGE OF SHARES      PERCENTAGE OF SHARES
                              OF CLASS OWNED             OF FUND OWNED
TREASURY CASH FUND
Investor Shares

Institutional Shares

Universal Shares

GOVERNMENT CASH FUND
Investor Shares

Institutional Shares

Universal Shares

CASH FUND
Investor Shares

Institutional Shares

Universal Shares


D.       LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Monarch Funds' Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a Fund is unable to meet its obligations. FAdS believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D.       REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

E.       FINANCIAL STATEMENTS

The financial statements of the Institutional Shares, Universal Shares and Investors Shares of Treasury Cash Fund, Government Cash Fund and Cash Fund and their corresponding Portfolios for the year ended May 31, 1999 which are included in the Funds' Annual Report to Shareholders dated May 31, 1999 are incorporated herein by reference These financial statements include the schedules of investments, statement of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes and independent auditors' reports.

                 APPENDIX A - DESCRIPTION OF SECURITIES RATINGS


A.       CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)


1.       MOODY'S INVESTORS SERVICE

  Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

  A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

  Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba        Bonds  that are rated Ba are  judged to have  speculative  elements;
            their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Note Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.       STANDARD AND POOR'S CORPORATION

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB         An obligation  rated BBB exhibits  adequate  protection  parameters.
            However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, large uncertainties or major exposures to adverse conditions may outweigh these.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC          An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

            The `r' symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns that are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

3.       DUFF & PHELPS CREDIT RATING CO.

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+  High credit quality.  Protection factors are strong. Risk is modest but may
AA   vary slightly from time to time because of economic conditions.

A+,A,Protection  factors are average but  adequate.  However,  risk  factors are
A-   more variable in periods of greater economic stress.

BBB+ Below-average protection factors but still considered sufficient for BBB prudent investment. Considerable variability in risk during economic BBB- cycles.

BB+  Below  investment  grade but deemed  likely to meet  obligations  when due.
BB   Present or prospective financial  protection factors fluctuate according
BB- to industry conditions. Overall quality may move up or down frequently within this category.

B+   Below investment grade and possessing risk that obligations will not be met
B    when due. Financial protection factors will fluctuate widely according to
B- economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP   Preferred stock with dividend arrearages.


4.       FITCH IBCA, INC.

INVESTMENT GRADE

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
CCC, CC, C High  default  risk.   Default  is  a real possibility.  Capacity for
           meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.
DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings, and `D' the lowest recovery potential, i.e. below 50%.

PREFERRED STOCK

1.       MOODY'S INVESTORS SERVICE

aaa An issue that is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa An issue that is rated "aa" is considered a high- grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

a An issue that is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa An issue that is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

Ba An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue that is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa An issue that is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca An issue that is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c            This is the lowest rated class of preferred  or  preference  stock.
             Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

2.       STANDARD & POOR'S

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.
AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.
A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.
BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.
BB, B, CCC Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, large uncertainties or major risk exposures to adverse conditions outweigh these.
CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C           A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.
Note Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

C.       SHORT TERM RATINGS

1.       MOODY'S INVESTORS SERVICE

  Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
               o    Leading market positions in well-established industries.
               o    High rates of return on funds employed.
               o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
               o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
               o Well-established access to a range of financial markets and assured sources of alternate liquidity.

  Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

  Not Prime
                Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH IBCA, INC.

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch IBCA's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse change sin business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

                          APPENDIX B - PERFORMANCE DATA

For the seven day period ended August 31, 1999, the annualized yields of each of the classes of the Funds that were then operating were as follows:

                            7 DAY   7 DAY EFFECTIVE    30 DAY   30 DAY EFFECTIVE
                           YIELD         YIELD         YIELD         YIELD
Treasury Cash Fund
     Institutional Shares   4.72%        4.83%         4.55%         4.65%
     Investor Shares        4.33%        4.43%         4.16%         4.24%
Government Cash Fund
     Universal Shares       5.00%        5.13%         4.91%         5.02%
     Institutional Shares   4.62%        4.72%         4.52%         4.61%
Cash Fund
     Universal Shares       5.14%        5.27%         4.99%         5.11%
     Institutional Shares   4.75%        4.86%         4.60%         4.70%
     Investor Shares        4.49%        4.59%         4.34%         4.43%

For the periods ended August 31, 1999, the total return of each of the classes of the Funds were as follows:


                                                  Calendar
                             One        Three      Year to       One       Three        Five             Since
                            Month       Months       Date        Year       Years       Years           Inception
                          Cumulative  Cumulative  Cumulative  Cumulative  Annualized  Annualized  Cumulative  Annualized
 ......................... ........... ........... ........... ........... ........... ........... ........... ...........
 ......................... ........... ........... ........... ........... ........... ........... ........... ...........

 ......................... ........... ........... ........... ........... ........... ........... ........... ...........
 ......................... ........... ........... ........... ........... ........... ........... ........... ...........
Treasury Cash Fund
     Institutional          0.38%       1.16%       3.31%       4.47%        486%       5.02%       32.64%      4.65%
Shares
     Investor Shares        0.35%       10.6%       3.01%       4.08%       4.46%        N/A        19.00%      4.52%

Government Cash Fund
     Universal Shares       0.42%       1.25%       3.65%       4.97%       5.37%       5.50%       39.69%      4.95%
     Institutional          0.39%       1.15%       3.36%       4.57%       4.95%       5.11%       36.64%      4.61%
Shares

Cash Fund
     Universal Shares       0.43%       1.27%       3.71%       5.07%       5.39%       5.50%       39.47%      4.99%
     Institutional          0.40%       1.18%       3.41%       4.66%       5.00%       5.14%       36.67%      4.68%
Shares
     Investor Shares        0.38%       1.11%       3.21%       4.39%       4.73%        N/A        22.38%      4.82%


Inception dates are listed in the Funds' annual report.

                        APPENDIX C- MISCELLANEOUS TABLES

TABLE 1 - INVESTMENT ADVISORY FEES

Prior to January 1, 1998, the Portfolios paid advisory fees to Linden Asset Management, Inc., the Portfolios' prior investment adviser.


                                            TREASURY CASH        GOVERNMENT CASH PORTFOLIO            CASH
                                              PORTFOLIO                                             PORTFOLIO
Year ended August 31, 1999                    $105,930                   $303,532                   $266,660
Year ended August 31, 1998                     $44,687                   $167,904                   $122,199
Period ended January 1, 1998                   $11,048                    $70,957                    $36,516
Year ended August 31, 1997                     $19,083                   $196,857                    $72,872

TABLE 2 - INVESTOR CLASS DISTRIBUTION FEES

                                                ACCRUED                     FEE                        FEE
                                                  FEE                      WAIVED                     PAID
Year ended August 31, 1999
   Treasury Cash Fund                          $326,815                      $0                     $326,815
   Government Cash Fund                           n/a                       n/a                        n/a
   Cash Fund                                   $599,096                      $0                     $599,096
Year ended August 31, 1998
   Treasury Cash Fund                          $114,707                     $126                    $114,581
   Government Cash Fund                           n/a                       n/a                        n/a
   Cash Fund                                   $350,059                      $0                     $350,059
Year ended August 31, 1997
   Treasury Cash Fund                           $28,718                      $0                      28,718
   Government Cash Fund                           n/a                       n/a                        n/a
   Cash Fund                                   $142,750                      $0                     $142,750





                                      C-1




TABLE 3 - ADMINISTRATION FEES

The fees payable by the Funds under the Administration Agreement were:

                                                ACCRUED                     FEE                        FEE
                                                  FEE                      WAIVED                     PAID
Year ended August 31, 1999
   Treasury Cash Fund                          $100,224                      $0                     $100,224
   Government Cash Fund                        $414,926                   $45,529                   $369,397
   Cash Fund                                   $349,221                   $31,563                   $317,658
Year ended August 31, 1998
   Treasury Cash Fund                           $50,255                   $30,532                    $19,723
   Government Cash Fund                        $312,844                   $107,575                  $205,269
   Cash Fund                                   $203,477                   $25,795                   $177,682
Year ended August 31, 1997
   Treasury Cash Fund                           $24,300                   $24,300                      $0
   Government Cash Fund                        $252,810                   $123,045                  $129,765
   Cash Fund                                    $89,942                    $2,893                    $87,049

The fees payable by the Portfolios for administrative services were:

                                                ACCRUED                     FEE                        FEE
                                                  FEE                      WAIVED                     PAID
Year ended August 31, 1999
   Treasury Cash Portfolio                     $153,011                      $0                     $153,011
   Government Cash Portfolio                   $438,060                      $0                     $438,060
   Cash Portfolio                              $385,799                      $0                     $385,799
Year ended August 31, 1998
   Treasury Cash Portfolio                      $49,866                   $33,171                    $16,695
   Government Cash Portfolio                   $313,973                      $0                     $313,973
   Cash Portfolio                              $203,628                      $0                     $203,628
Year ended August 31, 1997
   Treasury Cash Portfolio                      $24,287                   $14,346                    $9,941
   Government Cash Portfolio                   $252,821                      $0                     $252,821
   Cash Portfolio                               $92,652                    $7,621                    $85,031





                                       C-2




TABLE 4 - TRANSFER AGENT FEES

The fees payable by the Funds under the Transfer Agency Agreement were:

                                                ACCRUED                     FEE                        FEE
                                                  FEE                      WAIVED                     PAID
Year ended August 31, 1999
   Treasury Cash Fund
Institutional Shares                           $149,403                      $0                     $149,403
Investor Shares                                $273,259                      $0                     $273,259
   Government Cash Fund
Universal Shares                               $187,820                   $148,197                   $39,623
Institutional Shares                          $1,084,918                     $0                    $1,084,918
   Cash Fund
Universal Shares                                $40,499                   $31,563                    $8,936
Institutional Shares                           $803,870                      $0                     $803,870
Investor Shares                                $488,963                      $0                     $488,963
 ...................................... .......................... ......................... ..........................
 ...................................... .......................... ......................... ..........................
Year ended August 31, 1998
   Treasury Cash Fund
Institutional Shares                           $119,247                   $32,971                    $86,276
Investor Shares                                $101,975                     $101                    $101,874
   Government Cash Fund
Universal Shares                               $144,599                   $61,758                    $82,841
Institutional Shares                           $815,003                      $0                     $815,003
   Cash Fund
Universal Shares                                $34,429                   $31,621                    $2,808
Institutional Shares                           $441,229                      $0                     $441,229
Investor Shares                                $289,208                      $0                     $289,208
 ...................................... .......................... ......................... ..........................
 ...................................... .......................... ......................... ..........................
Year ended August 31, 1997
   Treasury Cash Fund
Institutional Shares                            $32,593                   $22,400                    $10,193
Investor Shares                                 $84,369                      $2                      $84,367
   Government Cash Fund
Universal Shares                               $145,679                   $89,267                    $56,412
Institutional Shares                           $536,252                      $0                     $536,252
   Cash Fund
Universal Shares                                $11,015                    $7,247                    $3,768
Institutional Shares                           $123,240                      $7                     $123,233
Investor Shares                                $244,861                      $0                     $244,861





                                       C-3




TABLE 5 - SHAREHOLDER SERVICE FEES

INSTITUTIONAL SHARES

The  shareholder  service fees  payable to Forum with  respect to  Institutional
Shares were as follows.

                                                ACCRUED                     FEE                        FEE
                                                  FEE                      WAIVED                     PAID
Year ended August 31, 1999
   Treasury Cash Fund                          $139,443                   $118,445                   $20,998
   Government Cash Fund                       $1,066,916                  $73,895                   $993,021
   Cash Fund                                   $791,358                   $114,258                  $677,100
Year ended August 31, 1998
   Treasury Cash Fund                           $99,026                   $50,048                    $48,978
   Government Cash Fund                        $726,580                   $48,347                   $678,233
   Cash Fund                                   $396,602                   $78,293                   $318,309
Year ended August 31, 1997
   Treasury Cash Fund                           $17,231                   $22,277                    $5,046
   Government Cash Fund                        $389,295                      $0                     $389,295
   Cash Fund                                    $85,650                   $29,315                    $56,335

INVESTOR SHARES

The shareholder service fees payable to Forum with respect to Investor Shares were as follows.

                                                ACCRUED                     FEE                        FEE
                                                  FEE                      WAIVED                     PAID
Year ended August 31, 1999
   Treasury Cash Fund                          $261,452                   $75,916                   $185,536
   Cash Fund                                   $479,276                   $32,940                   $446,336
Year ended August 31, 1998
   Treasury Cash Fund                           $83,999                   $26,709                    $57,290
   Cash Fund                                   $256,286                   $43,447                   $212,839
Year ended August 31, 1997
   Treasury Cash Fund                           $55,668                    $2,875                    $52,793
   Cash Fund                                   $175,845                   $10,704                   $165,141





                                      C-4




TABLE 6 - FUND ACCOUNTING FEES

The fees payable by the Portfolios under the Portfolio and Unitholder Accounting
Agreement were:

                                                ACCRUED                     FEE                        FEE
                                                  FEE                      WAIVED                     PAID
Year ended August 31, 1999
   Treasury Cash Portfolio                      $49,500                      $0                      $49,500
   Government Cash Portfolio                    $49,500                      $0                      $49,500
   Cash Portfolio                               $49,500                      $0                      $49,500
Year ended August 31, 1998
   Treasury Cash Portfolio                      $48,000                      $0                      $48,000
   Government Cash Portfolio                    $48,000                      $0                      $48,000
   Cash Portfolio                               $48,000                      $0                      $48,000
Year ended August 31, 1997
   Treasury Cash Portfolio                      $24,279                      $0                      $24,279
   Government Cash Portfolio                    $48,000                      $0                      $48,000
   Cash Portfolio                               $48,000                      $0                      $48,000

TABLE 7 - 5% SHAREHOLDERS

As of December 10, 1998, the shareholders listed below owned of record 5% or more of the outstanding shares of each class of shares of the Trust. Shareholders beneficially owning 25% or more of the shares of a class, of a Fund or of the Trust as a whole may be deemed to be controlling persons. By reason of their substantial holdings of shares, these persons may be able to require the Trust to hold a shareholder meeting to vote on certain issues and may be able to determine the outcome of any shareholder vote. As noted, certain of these shareholders are known to the Trust to hold their shares of record only and have no beneficial interest, including the right to vote, in the shares.

As of the same date, no shareholder beneficially owned more than 25% of the outstanding shares of the Trust as a whole.

Holders of record only are noted as such.
                                                                     Percentage
         TREASURY CASH FUND                  Percentage of             of Fund
         Institutional Shares Shareholders   Shares Owned           Shares Owned

                                                                     Percentage
         TREASURY CASH FUND                  Percentage of             of Fund
         Investor Shares Shareholders        Shares Owned           Shares Owned


                                                                     Percentage
         GOVERNMENT CASH FUND                Percentage of             of Fund
         Universal Shares Shareholders       Shares Owned           Shares Owned

                                                                     Percentage
         CASH FUND                           Percentage of             of Fund
         Institutional Shares Shareholders   Shares Owned           Shares Owned

                                                                     Percentage
         CASH FUND                           Percentage of             of Fund
         Investor Shares Shareholders        Shares Owned           Shares Owned

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a)      Trust Instrument of Registrant dated July 10, 1992 (see Note 1).

(b)      By-Laws of Registrant dated July 10, 1992, as amended May 12, 1995 (see
         Note 1).

(c)      None.

(d)      None.

(e) Distribution Agreement between Registrant and Forum Fund Services, LLC dated as of the 1st day of January, 1999, relating to Treasury Cash Fund, Government Cash Fund and Cash Fund (see Note 2).

(f)      None.

(g) Custodian Agreement between Registrant and Union Bank of California, N.A., dated the 7th day of May, 1999 (filed herewith).

(h)      (1)    Administration    Agreement   between   Registrant   and   Forum
         Administrative Services, LLC dated as of December 1, 1997, relating to Treasury Cash Fund, Government Cash Fund and Cash Fund (see Note 1).

(2) Transfer Agency Agreement between Registrant and Forum Shareholder Services, LLC dated as of the 29th day of October, 1998, relating to Treasury Cash Fund, Government Cash Fund and Cash Fund (see Note 2).

(3)      Shareholder    Service   Agreement   between   Registrant   and   Forum
         Administrative Services, LLC, as amended June 1, 1998, relating to Treasury Cash Fund, Government Cash Fund and Cash Fund (see Note 2).

(4) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC dated as of the 1st day of December, 1997, relating to Treasury Cash Fund, Government Cash Fund and Cash Fund (see Note 1).

(i)      Opinion of Kirkpatrick & Lockhart LLP (see Note 1).

(j)      None.

(k)      None.

(l)      Investment Representation letter (see Note 1).

(m) Investor Class Distribution (Rule 12b-1) Plan dated July 12, 1993, relating to Treasury Cash Fund, Government Cash Fund and Cash Fund (see
         Note 1).

(n)      Not required.

(o) Multiclass (Rule 18f-3) Plan dated May 12, 1995, as amended January 22 1996 (see Note 1).

Other Exhibits:

(1) Powers of Attorney, Maurice J. DeWald, Jack J. Singer, John Y. Keffer and Rudolph I. Estrada, Trustees of Registrant (see Note 1).

(2) Powers of Attorney, John Y. Keffer, James C. Cheng, J. Michael Parish and Costas Azariadis, Trustees of Core Trust (Delaware) (see Note 1).

---------------
Notes:

(1) Exhibit incorporated by reference as filed in Post-Effective Amendment No. 15 via EDGAR on December 19, 1997, accession number 0001004402-97-000264.

(2) Exhibit incorporated by reference as filed in Post-Effective Amendment No. 17 via EDGAR on November 30, 1998, accession number 0001004402-98-000616.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Due to the ownership interest of Cash Fund, Government Cash Fund and Treasury Cash Fund of Cash Portfolio, Government Cash Portfolio and Treasury Cash Portfolio of Core Trust (Delaware), the Funds may be deemed to control those portfolios.

ITEM 25.  INDEMNIFICATION

         The general effect of Section 10.02 of the Registrant's Trust Instrument is to indemnify existing or former trustees and officers of the Trust to the fullest extent permitted by law against liability and expenses. There is no indemnification if, among other things, any such person is adjudicated liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. This description is modified in its entirety by the provisions of Section
         10.02 of the Registrant's Trust Instrument contained in this Registration Statement as Exhibit 1 and incorporated herein by reference.

         The Registrant's Distribution Agreement provides that the Registrant's principal underwriter is protected against liability to the extent permitted by Section 17(i) of the Investment Company Act of 1940. Similar provisions are contained in the Administration Agreement, Transfer Agency Agreement and Fund Accounting Agreement. The Registrant's principal underwriter is also provided with indemnification against various liabilities and expenses under Section 8 of the Distribution Agreement between the Registrant and the principal underwriter; provided, however, that in no event shall the indemnification provision be construed as to protect the principal underwriter against any liability to the Registrant or its security holders to which the principal underwriter would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under Section 8 of the Distribution
         Agreement.   The  Registrant's   transfer  agent  and  certain  related
         individuals are also provided with indemnification against various liabilities and expenses under Section 10 of the Transfer Agency Agreement between the Registrant and the transfer agent; provided, however, that in no event shall the transfer agent or such persons be indemnified against any liability or expense that is the direct result of willful misfeasance, bad faith or gross negligence by the transfer agent or such persons.

         The preceding paragraph is modified in its entirety by the provisions of Section 8 of the Distribution Agreement, Section 3 of the Administration Agreement, Section 10 of the Transfer Agency Agreement and Section 3 of the Fund Accounting Agreement of the Registrant filed as Exhibits 6, 9(a), 9(b) and 9(d), respectively, to Registrant's Registration Statement and incorporated herein by reference.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         The description of Forum Investment Advisors, LLC (investment adviser to each of Treasury Cash Portfolio, Government Cash Portfolio, Cash Portfolio and Treasury Portfolio of Core Trust (Delaware) under the caption "Management" in the Prospectuses and Statements of Additional Information, constituting certain of Parts A and B, respectively, of this Registration Statement, are incorporated by reference herein.

         The following are the members of Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101, including their business connections, which are of a substantial nature.

         Forum Holdings Corp.I
         Forum Trust, LLC

         Both  Forum Holdings Corp.I and Forum Trust, LLC are controlled by John
         Y. Keffer, Chairman and President of the Registrant. Mr. Keffer is a Director and President of Forum Trust, LLC. Mr. Keffer is also a director and/or officer of various registered investment companies for which the various Forum Financial Group of Companies provide services.

         The following are the officers of Forum Investment Advisors, LLC, including their business connections, which are of a substantial nature. Each officer may serve as an officer of various registered investment companies for which the Forum Financial Group of Companies provides services.


         Name                                 Title                               Business Connection
         .................................... ................................... ..................................
         David I. Goldstein                   Assistant Secretary                 Forum Investment Advisors, LLC
                                              ................................... ..................................
                                              ................................... ..................................
                                              General Counsel                     Forum Financial Group, LLC
                                              ................................... ..................................
                                              ................................... ..................................
                                              Officer                             other Forum affiliated companies
         .................................... ................................... ..................................
         John Burns                           Director                            Forum Investment Advisors, LLC
                                              ................................... ..................................
                                              ................................... ..................................
                                              Director                            Forum Financial Group, LLC
                                              ................................... ..................................
                                              ................................... ..................................
                                              Officer                             other Forum affiliated companies
         .................................... ................................... ..................................
         Marc Keffer                          Assistant Secretary                 Forum Investment Advisors, LLC
                                              ................................... ..................................
                                              ................................... ..................................
                                              Corporate Counsel                   Forum Financial Group, LLC
                                              ................................... ..................................
                                              ................................... ..................................
                                              Officer                             other Forum affiliated companies

ITEM 27.  PRINCIPAL UNDERWRITERS

(a) Forum Fund Services, LLC, Registrant's underwriter, or its affiliate, Forum Financial Services, Inc., serve as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

         The Cutler Trust                        Monarch Funds
         Memorial Funds                          Norwest Advantage Funds
         Forum Funds                             Sound Shore Fund, Inc.


(b) The following officers of Forum Fund Services, LLC, Registrant's underwriter, hold the following positions with registrant. Their business address is Two Portland Square, Portland, Maine 04101.


         Name                         Position with Underwriter          Position with Registrant

         John Y. Keffer               President                          Trustee, Chairman and President
         David I. Goldstein           Secretary                          Vice President and Secretary

(c)      Not Applicable.


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Fund Services, LLC, Forum Accounting Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser, as listed in Item 26 hereof.

ITEM 29.  MANAGEMENT SERVICES

          Not applicable.

ITEM 30.  UNDERTAKINGS

          None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this post-effective amendment number 19 to Registrant's registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Portland, State of Maine on November 1, 1999.

                                                       MONARCH FUNDS


                                                       By:/s/ John Y. Keffer
                                                       John Y. Keffer, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on November 1, 1999.

(a)      Principal Executive Officer

         /s/ John Y. Keffer
         John Y. Keffer, Chairman and President

(b)      Principal Financial Officer

         /s/ Stacey E. Hong
         Stacey E. Hong, Treasurer

(c)      A majority of the Trustees

         /s/ John Y. Keffer
         John Y. Keffer, Trustee

         Rudolph I. Estrada, Trustee
         Maurice J. DeWald, Trustee
         Jack J. Singer, Trustee

         By:/s/ John Y. Keffer
         John Y. Keffer, Attorney in fact*

         * Pursuant to powers of attorney previously filed as an Exhibit to this Registration Statement.

                                   SIGNATURES

On behalf of Core Trust (Delaware), being duly authorized, I have duly caused this amendment to the Registration Statement of Monarch Funds to be signed in the City of Portland, State of Maine on November 1, 1999.

                                                   CORE TRUST (DELAWARE)


                                                   By:    /s/ John Y. Keffer
                                                   John Y. Keffer, President

On behalf of Core Trust (Delaware), this amendment to the Registration Statement of Monarch Funds has been signed below by the following persons in the capacities indicated on November 1, 1999.

(a)      Principal Executive Officer

         /s/ John Y. Keffer
         John Y. Keffer, Chairman and President

(b)      Principal Financial Officer

         /s/ Stacey E. Hong
         Stacey E. Hong, Treasurer

(c)      A majority of the Trustees

         /s/ John Y. Keffer
         John Y. Keffer, Chairman

         Costas Azariadis, Trustee
         J. Michael Parish, Trustee
         James C. Cheng, Trustee

         By:/s/ John Y. Keffer
         John Y. Keffer, Attorney in fact*

         * Pursuant to powers of attorney previously filed as an Exhibit to this Registration Statement.

                                Index to Exhibits

(g) Custodian Agreement between Registrant and Union Bank of California, N.A., dated the 7th day of May, 1999.